As filed with the Securities and Exchange Commission on February 28, 2011

1933 Act File No. 333-104972
1940 Act File No. 811-21339

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 12	☒

Morgan Stanley Institutional Liquidity Funds

(a Massachusetts business trust)
(Exact Name of Registrant)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MPUXX

Prime Portfolio	MPFXX

Government Portfolio	MVRXX

Government Securities Portfolio	MUIXX

Treasury Portfolio	MISXX

Treasury Securities Portfolio	MSUXX

Tax-Exempt Portfolio	MTXXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Institutional Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Total Annual Operating Expenses	0.22%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.16%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and

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economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.36%

Low Quarter	3/31/10	0.03%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 02/02/04
Money Market Portfolio	0.18%	2.74%	2.63%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Total Annual Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.16%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and

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economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.34%

Low Quarter	3/31/10	0.02%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 02/02/04
Prime Portfolio	0.16%	2.69%	2.60%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Total Annual Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.33%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/09/04
Government Portfolio	0.06%	2.54%	2.61%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.09%
Total Annual Operating Expenses	0.24%
Fee Waiver and/or Expense Reimbursement*	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.14%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

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Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.03%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 03/19/08
Government Securities Portfolio	0.03%	0.51%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Total Annual Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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9

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.33%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/09/04
Treasury Portfolio	0.04%	2.31%	2.41%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.63%
Total Annual Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement*	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$225

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.13%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.04%

Low Quarter	6/30/10	0.00%

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11

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.04%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Total Annual Operating Expenses	0.22%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.20%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse expenses of the Portfolio's Institutional Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.20%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser and/or Administrator, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Class were 0.18%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

morganstanley.com/im

13

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.92%

Low Quarter	3/31/10	0.03%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 02/02/04
Tax-Exempt Portfolio	0.12%	1.87%	1.86%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

14

Institutional Class Prospectus

February 28, 2011

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

16

Institutional Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

17

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Institutional Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

19

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Institutional Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the

22

Institutional Class Prospectus

February 28, 2011

United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults

23

or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market

24

Institutional Class Prospectus

February 28, 2011

daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley & Co. and its broker-dealer affiliates. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through separate propectuses. For information regarding other share classes, contact the Fund or your financial intermediary.

25

Institutional Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Institutional Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

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Institutional Class Prospectus

February 28, 2011

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

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By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

28

Institutional Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time

Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone."

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to

29

implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

30

Institutional Class Prospectus

February 28, 2011

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the "Distributor"), the Fund's distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

31

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.002	††	$0.000	^	$(0.002)	$—		$1.000	0.18	%^^
2009	1.000	0.005		(0.000	)^	(0.005)	—		1.000	0.53	^^
2008	1.000	0.034		(0.000	)^	(0.034)	—		1.000	3.46	#
2007	1.000	0.053		0.000	^	(0.053)	—		1.000	5.42	##
2006	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000	4.89
Prime Portfolio
2010	$1.000	$0.002	††	$0.000	^	$(0.002)	$—		$1.000	0.16	%^^
2009	1.000	0.005		0.000	^	(0.005)	—		1.000	0.45	^^
2008	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.37	#
2007	1.000	0.053		(0.000	)^	(0.053)	(0.000	)^	1.000	5.40	##
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.86
Government Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.06%
2009	1.000	0.003		(0.000	)^	(0.003)	—		1.000	0.31
2008	1.000	0.029		0.000	^	(0.029)	—		1.000	2.98
2007	1.000	0.052		0.000	^	(0.052)	—		1.000	5.30
2006	1.000	0.048		—		(0.048)	—		1.000	4.87
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.02%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.13
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)	—		1.000	1.27	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.04%
2009	1.000	0.001		(0.000	)^	(0.001)	—		1.000	0.08
2008	1.000	0.022		0.000	^	(0.022)	—		1.000	2.25
2007	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000	5.16
2006	1.000	0.047		—		(0.047)	—		1.000	4.82
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.05%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.04
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$(0.000	)^	$1.000	0.12%
2009	1.000	0.004		0.000	^	(0.004)	—		1.000	0.39
2008	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.44
2007	1.000	0.036		—		(0.036)	—		1.000	3.66
2006	1.000	0.032		—		(0.032)	—		1.000	3.27

32

Institutional Class Prospectus

February 28, 2011

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$3,069,495	0.16	%?	N/A	0.22	%?	0.16	%?	0.10	%?	N/A
2009	4,438,771	0.22		0.16%	0.27		0.56		0.51		N/A
2008	4,655,771	0.12		0.12	0.21		3.41		3.32		N/A
2007	10,013,524	0.12		N/A	0.21		5.28		5.19		N/A
2006	5,546,418	0.09		N/A	0.22		4.89		4.77		N/A
Prime Portfolio
2010	$14,068,183	0.16	%?	N/A	0.21	%?	0.15	%?	0.10	%?	N/A
2009	11,996,876	0.21		0.16%	0.26		0.47		0.42		N/A
2008	11,719,680	0.12		0.12	0.21		3.30		3.21		N/A
2007	23,535,446	0.12		N/A	0.21		5.26		5.17		N/A
2006	17,542,077	0.12		N/A	0.21		4.75		4.66		N/A
Government Portfolio
2010	$6,717,236	0.15	%?	N/A	0.21	%?	0.07	%?	0.01	%?	N/A
2009	8,395,247	0.19		0.16%	0.25		0.36		0.30		N/A
2008	15,198,786	0.13		0.13	0.21		2.77		2.69		N/A
2007	6,928,113	0.12		N/A	0.22		5.12		5.02		N/A
2006	2,265,613	0.09		N/A	0.21		4.76		4.64		N/A
Government Securities Portfolio
2010	$561,488	0.14	%?	N/A	0.24	%?	0.02	%?	(0.08	)%?	N/A
2009	637,586	0.19		0.16%	0.26		0.13		0.06		N/A
3/19/08** through 10/31/08	553,062	0.14	*	0.12 *	0.26	*	1.89	*	1.77	*	N/A
Treasury Portfolio
2010	$4,792,695	0.15	%?	N/A	0.21	%?	0.04%		(0.02	)%?	N/A
2009	4,629,315	0.21		0.15%	0.27		0.10		0.04		N/A
2008	8,805,663	0.13		0.13	0.21		1.96		1.88		N/A
2007	2,836,089	0.10		N/A	0.23		4.50		4.37		N/A
2006	2,189	0.05		N/A	0.52		4.29		3.82		N/A
Treasury Securities Portfolio
2010	$3,195	0.13	%?	N/A	0.78	%?	(0.01	)%?	(0.66	)%?	N/A
2009	33,422	0.11		N/A	0.29		0.04		(0.14)		N/A
10/7/08** through 10/31/08	282,625	0.06	*	N/A	0.49	*	0.05	*	(0.37	)*	N/A
Tax-Exempt Portfolio
2010	$986,806	0.18	%?	N/A	0.22	%?	0.12	%?	0.08	%?	N/A
2009	1,459,441	0.19	+	0.15%+	0.25	+	0.41	+	0.35	+	0.01%
2008	1,836,397	0.12	+	0.12 +	0.21	+	2.35	+	2.25	+	0.00	§
2007	2,191,307	0.11		N/A	0.23		3.60		3.47		N/A
2006	672,514	0.10		N/A	0.23		3.14		3.01		N/A

33

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ^  Amount is less than $0.0005 per share.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Institutional Class were 3.34% and 3.21%, respectively.

  ##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Institutional Class were 5.35% and 5.24%, respectively.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

34

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35

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36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/im.

LFICPRO

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Institutional Select Class Portfolios
(formerly, the Service Class Portfolios)

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MMRXX

Prime Portfolio	MPEXX

Government Portfolio	MGSXX

Government Securities Portfolio	MSVXX

Treasury Portfolio	MTSXX

Treasury Securities Portfolio	MSSXX

Tax-Exempt Portfolio	MXSXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Institutional Select Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses	0.27%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.21%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

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1

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.34%

Low Quarter	3/31/10	0.02%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.13%	2.69%	2.75%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses	0.26%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.21%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

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3

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.33%

Low Quarter	3/31/10	0.01%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.11%	2.64%	2.71%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses	0.26%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

This example is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.17%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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5

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.32%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Government Portfolio	0.02%	2.49%	2.60%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.09%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses**	0.29%
Fee Waiver and/or Expense Reimbursement**	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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7

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.02%

Low Quarter	12/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.48%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses	0.26%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.16%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

9

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.32%

Low Quarter	6/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.01%	2.27%	2.39%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.63%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement**	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.14%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

11

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.03%

Low Quarter	9/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.03%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Select Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.05%
Total Annual Operating Expenses	0.27%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.25%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Select Class	$26	$80	$141	$318

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Institutional Select Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.25%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Institutional Select Class were 0.23%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

13

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.91%

Low Quarter	3/31/10	0.01%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Tax-Exempt Portfolio	0.07%	1.82%	1.90%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Institutional Select Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

14

Institutional Select Class Prospectus

February 28, 2011

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

16

Institutional Select Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

17

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

18

Institutional Select Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

19

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

20

Institutional Select Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government

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Institutional Select Class Prospectus

February 28, 2011

will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the

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maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The

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Institutional Select Class Prospectus

February 28, 2011

use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Select Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

This Prospectus offers Institutional Select Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For

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information regarding other share classes, contact the Fund or your financial intermediary.

Institutional Select Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Select Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Institutional Select Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Select Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Institutional Select Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your

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Institutional Select Class Prospectus

February 28, 2011

purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630. You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Select Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships,

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custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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Institutional Select Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Institutional Select Class Shares for Institutional Select Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone."

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

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Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

30

Institutional Select Class Prospectus

February 28, 2011

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the "Distributor"), the Fund's distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may

31

provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio's Institutional Select Class Shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.05% of each Portfolio's average daily net assets of Institutional Select Class Shares owned beneficially by the customers of such service organizations during such period.

32

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33

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions from Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.13	%^^
2009	1.000	0.005		(0.000	)^	(0.005)	—		1.000	0.48	^^
2008	1.000	0.034		(0.000	)^	(0.034)	—		1.000	3.41	#
2007	1.000	0.052		0.000	^	(0.052)	—		1.000	5.37	##
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.84
Prime Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.11	%^^
2009	1.000	0.004		0.000	^	(0.004)	—		1.000	0.40	^^
2008	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.32	#
2007	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000	5.34	##
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.81
Government Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.02%
2009	1.000	0.003		0.000	^	(0.003)	—		1.000	0.26
2008	1.000	0.029		0.000	^	(0.029)	—		1.000	2.93
2007	1.000	0.051		0.000	^	(0.051)	—		1.000	5.24
2006	1.000	0.047		—		(0.047)	—		1.000	4.81
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.09
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)	—		1.000	1.24	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.05
2008	1.000	0.022		0.000	^	(0.022)	—		1.000	2.20
2007	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000	5.11
2006	1.000	0.047		—		(0.047)	—		1.000	4.77
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.04%
2009	1.000	0.000	^	(0.000	)^	(0.000)^	—		1.000	0.02
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$(0.000	)^	$1.000	0.07%
2009	1.000	0.003		0.000	^	(0.003)	—		1.000	0.34
2008	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.39
2007	1.000	0.035		—		(0.035)	—		1.000	3.60
2006	1.000	0.032		—		(0.032)	—		1.000	3.21

34

Institutional Select Class Prospectus

February 28, 2011

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$100	0.21	%?	N/A		0.27	%?	0.11	%?	0.05	%?	N/A
2009	100	0.27		0.21%		0.33	†	0.64		0.58		N/A
2008	3,999	0.17		0.17		0.26		3.78		3.69		N/A
2007	530,874	0.17		N/A		0.26		5.28		5.20		N/A
2006	100	0.14		N/A		0.27		5.04		4.92		N/A
Prime Portfolio
2010	$157,554	0.21	%?	N/A		0.26	%?	0.10	%?	0.05	%?	N/A
2009	19,172	0.26		0.20	%†	0.32	†	0.80		0.74		N/A
2008	251,186	0.17		0.17		0.26		3.87		3.78		N/A
2007	1,097,867	0.17		N/A		0.26		5.23		5.15		N/A
2006	185,442	0.17		N/A		0.26		4.83		4.74		N/A
Government Portfolio
2010	$100	0.17	%?	N/A		0.26	%?	0.05	%?	(0.04	)%?	N/A
2009	200,016	0.24		0.21%		0.29	†	0.27		0.22		N/A
2008	166,521	0.18		0.18		0.26		3.28		3.20		N/A
2007	1,347,156	0.17		N/A		0.27		4.93		4.83		N/A
2006	116	0.13	†	N/A		0.26		4.67		4.54		N/A
Government Securities Portfolio
2010	$100	0.15	%?	N/A		0.29	%?	0.01	%?	(0.13	)%?	N/A
2009	100	0.23	†	0.20	%†	0.32	†	0.09		0.00	§	N/A
3/19/08** through 10/31/08	100	0.18	*†	0.17	*	0.33	*†	1.98	*	1.83	*	N/A
Treasury Portfolio
2010	$100	0.16	%?	N/A		0.26	%?	0.03	%?	(0.07	)%?	N/A
2009	12,286	0.25	†	0.17	%†	0.33	†	0.07		(0.01)		N/A
2008	75,100	0.18		0.18		0.26		1.85		1.77		N/A
2007	100	0.11	†	N/A		0.55	†	4.98		4.54		N/A
2006	100	0.10		N/A		0.95	†	4.66		3.81		N/A
Treasury Securities Portfolio
2010	$100	0.14	%?	N/A		0.83	%?	(0.02	)%?	(0.71	)%?	N/A
2009	100	0.14	†	N/A		0.40	†	0.02		(0.24)		N/A
10/7/08** through 10/31/08	100	0.06	*†	N/A		0.62	*†	0.06	*	(0.50	)*	N/A
Tax-Exempt Portfolio
2010	$100	0.23	%?	N/A		0.27	%?	0.07	%?	0.03	%?	N/A
2009	100	0.24	+	0.20	%+	0.30	+	0.44	+	0.38	+	0.01%
2008	100	0.17	+	0.17	+	0.26	+	2.28	+	2.18	+	0.00	§
2007	100	0.16		N/A		0.29	†	3.54		3.41		N/A
2006	100	0.15		N/A		0.29	†	3.16		3.02		N/A

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

35

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  ^  Amount is less than $0.0005 per share.

  †  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntary waivers to the plans' fees for each share class, or (6) a combination of the previous points.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Institutional Select Class were 3.29% and 3.16%, respectively.

  ##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Institutional Select Class were 5.30% and 5.19%, respectively.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/im.

LFISCPRO

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MIOXX

Prime Portfolio	MPVXX

Government Portfolio	MVVXX

Government Securities Portfolio	MVIXX

Treasury Portfolio	MTNXX

Treasury Securities Portfolio	MNVXX

Tax-Exempt Portfolio	MXIXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investor Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.32%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.26%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

morganstanley.com/im

1

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.33%

Low Quarter	3/31/10	0.01%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.09%	2.64%	2.70%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.26%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

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3

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.32%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.07%	2.59%	2.66%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.20%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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5

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.30%

Low Quarter	6/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/09/04
Government Portfolio	0.01%	2.45%	2.52%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.09%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement**	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.14%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the past year and since inception. The past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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7

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.01%

Low Quarter	6/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.45%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.16%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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9

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.31%

Low Quarter	6/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.01%	2.24%	2.36%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.63%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement**	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.02%

Low Quarter	3/31/09	0.00%

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11

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Investor Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.10%
Total Annual Operating Expenses	0.32%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.30%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Investor Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Class	$31	$97	$169	$381

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Investor Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.30%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Investor Class were 0.27%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Investor Class shares from year-to-year and by showing the average annual returns of the Portfolio's Investor Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

13

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.90%

Low Quarter	9/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 06/08/04
Tax-Exempt Portfolio	0.03%	1.77%	1.81%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Investor Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

14

Investor Class Prospectus

February 28, 2011

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

16

Investor Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

17

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

18

Investor Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

19

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

20

Investor Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

21

Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full

22

Investor Class Prospectus

February 28, 2011

faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults

23

or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. There securities are marked-to market

24

Investor Class Prospectus

February 28, 2011

daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Investor Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

This Prospectus offers Investor Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For

25

information regarding other share classes, contact the Fund or your financial intermediary.

Investor Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investor Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investor Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Investor Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your

26

Investor Class Prospectus

February 28, 2011

purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Investor Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships,

27

custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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Investor Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time

Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Investor Class Shares for Investor Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone."

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible

29

that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The

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Investor Class Prospectus

February 28, 2011

statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the "Distributor"), the Fund's distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may

31

provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio's Investor Class Shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.10% of each Portfolio's average daily net assets of Investor Class Shares which are owned beneficially by the customers of such service organization during such period.

32

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33

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions from Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.08	%^^
2009	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.43	^^
2008	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.36	#
2007	1.000	0.052		0.000	^	(0.052)	—		1.000	5.32	##
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.79
Prime Portfolio
2010	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.06	%^^
2009	1.000	0.004		0.000	^	(0.004)	—		1.000	0.35	^^
2008	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.26	#
2007	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000	5.29	##
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.75
Government Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.22
2008	1.000	0.028		0.000	^	(0.028)	—		1.000	2.88
2007	1.000	0.051		0.000	^	(0.051)	—		1.000	5.19
2006	1.000	0.047		—		(0.047)	—		1.000	4.76
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.001		(0.000	)^	(0.001)	—		1.000	0.05
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	—		1.000	1.20	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.04
2008	1.000	0.021		0.000	^	(0.021)	—		1.000	2.15
2007	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000	5.06
2006	1.000	0.046		—		(0.046)	—		1.000	4.71
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.03%
2009	1.000	0.000	^	(0.000	)^	(0.000)^	—		1.000	0.02
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.03%
2009	1.000	0.003		0.000	^	(0.003)	—		1.000	0.29
2008	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.33
2007	1.000	0.035		—		(0.035)	—		1.000	3.55
2006	1.000	0.031		—		(0.031)	—		1.000	3.16

34

Investor Class Prospectus

February 28, 2011

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$2,435	0.26	%?	N/A		0.32%		0.06	%?	0.00	%§?	N/A
2009	1,491	0.32		0.26%		0.37		0.34		0.29		N/A
2008	3,293	0.23		0.22		0.31		3.15		3.07		N/A
2007	879	0.22		N/A		0.31		5.22		5.13		N/A
2006	288	0.19		N/A		0.32		4.83		4.70		N/A
Prime Portfolio
2010	$7,467	0.26	%?	N/A		0.31	%?	0.05	%?	0.00	%§?	N/A
2009	6,990	0.31		0.26%		0.36		0.55		0.50		N/A
2008	20,823	0.22		0.22		0.31		2.95		2.86		N/A
2007	26,623	0.22		N/A		0.31		5.16		5.07		N/A
2006	5,500	0.22		N/A		0.31		4.61		4.52		N/A
Government Portfolio
2010	$99,752	0.20	%?	N/A		0.31	%?	0.02	%?	(0.09	)%?	N/A
2009	82,620	0.29		0.25	%†	0.35		0.23		0.17		N/A
2008	151,210	0.23		0.23		0.31		2.92		2.84		N/A
2007	300,198	0.22		N/A		0.32		5.09		4.98		N/A
2006	545,676	0.19		N/A		0.31		4.72		4.60		N/A
Government Securities Portfolio
2010	$100	0.14	%?	N/A		0.34	%?	0.02	%?	(0.18	)%?	N/A
2009	10,001	0.25	†	0.22	%†	0.38	†	0.06		(0.07)		N/A
3/19/08** through 10/31/08	8,407	0.26	*†	0.23	*	0.32	*†	1.42	*	1.36	*	N/A
Treasury Portfolio
2010	$110	0.16	%?	N/A		0.31	%?	0.03	%?	(0.12	)%?	N/A
2009	10,411	0.27	†	0.20	%†	0.38	†	0.03		(0.08)		N/A
2008	3,789	0.24	†	0.22	†	0.31		0.79		0.72		N/A
2007	317	0.17	†	N/A		0.51	†	4.76		4.42		N/A
2006	100	0.15		N/A		1.00	†	4.61		3.76		N/A
Treasury Securities Portfolio
2010	$100	0.15	%?	N/A		0.88	%?	(0.03	)%?	(0.76	)%?	N/A
2009	100	0.14	†	N/A		0.45	†	0.02		(0.29)		N/A
10/7/08** through 10/31/08	100	0.06	*†	N/A		0.66	*†	0.06	*	(0.55	)*	N/A
Tax-Exempt Portfolio
2010	$1,366	0.27	%?	N/A		0.32	%?	0.03	%?	(0.02	)%?	N/A
2009	5,966	0.29	+	0.25	%+	0.36	+†	0.25	+	0.18	+	0.01%
2008	2,003	0.22	+	0.22	+	0.31	+	2.71	+	2.61	+	0.00	§
2007	24,243	0.21		N/A		0.33		3.48		3.36		N/A
2006	3,052	0.20		N/A		0.31	†	3.26		3.15		N/A

35

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ^  Amount is less than $0.0005 per share.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntary waivers to the plans' fees for each share class, or (6) a combination of the previous points.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Investor Class were 3.23% and 3.11%, respectively.

  ##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Investor Class were 5.25% and 5.14%, respectively.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/im.

LFINVRPRO

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MANXX

Prime Portfolio	MPMXX

Government Portfolio	MGOXX

Government Securities Portfolio	MGAXX

Treasury Portfolio	MTTXX

Treasury Securities Portfolio	MAMXX

Tax-Exempt Portfolio	MXAXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Administrative Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.30%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

morganstanley.com/im

1

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.32%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.04%	2.59%	2.65%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.29%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

morganstanley.com/im

3

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.30%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.03%	2.54%	2.61%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.19%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

5

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.29%

Low Quarter	6/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Government Portfolio	0.01%	2.42%	2.52%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.09%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.39%
Fee Waiver and/or Expense Reimbursement**	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

7

Annual Total Returns—Calendar Years

High Quarter	6/30/09	0.00%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.44%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.17%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

9

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.29%

Low Quarter	6/30/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.01%	2.21%	2.32%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.63%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement**	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

11

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.02%

Low Quarter	3/31/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Administrative Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Shareholder Administration Fee*	0.15%
Total Annual Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$36	$113	$197	$443

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Administrative Class were 0.29%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

13

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.89%

Low Quarter	12/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Tax-Exempt Portfolio	0.01%	1.73%	1.81%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Administrative Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

14

Administrative Class Prospectus

February 28, 2011

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities

15

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

16

Administrative Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

17

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

18

Administrative Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

19

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

20

Administrative Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

21

Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full

22

Administrative Class Prospectus

February 28, 2011

faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating

23

assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The

24

Administrative Class Prospectus

February 28, 2011

use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Administrative Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

This Prospectus offers Administrative Class Shares of each Portfolio. The Fund offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Administrative Class Shares of the Portfolios may be purchased through a financial intermediary (also

25

referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Administrative Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Administrative Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class Shares are purchased provided the Fed receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE")closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

26

Administrative Class Prospectus

February 28, 2011

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Administrative Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships,

27

custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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Administrative Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone".

When you exchange your share for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to

29

implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.
The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

30

Administrative Class Prospectus

February 28, 2011

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the "Distributor"), the Fund's distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may

31

provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio's Administrative Class Shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of each Portfolio's average daily net assets of Administrative Class Shares which are owned beneficially by the customers of such service organizations during such period.

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Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.04	%^^
2009	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.38	^^
2008	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.31	#
2007	1.000	0.051		0.000	^	(0.051)	—		1.000	5.26	##
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.73
Prime Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.03	%^^
2009	1.000	0.003		0.000	^	(0.003)	—		1.000	0.30	^^
2008	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.21	#
2007	1.000	0.051		(0.000	)^	(0.051)	(0.000	)^	1.000	5.24	##
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.70
Government Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.19
2008	1.000	0.028		0.000	^	(0.028)	—		1.000	2.83
2007	1.000	0.050		0.000	^	(0.050)	—		1.000	5.14
2006	1.000	0.046		—		(0.046)	—		1.000	4.71
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	(0.000	)^	(0.000)^	—		1.000	0.04
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	—		1.000	1.17	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.03
2008	1.000	0.021		0.000	^	(0.021)	—		1.000	2.10
2007	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000	5.00
2006	1.000	0.046		—		(0.046)	—		1.000	4.66
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.03%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%
2009	1.000	0.003		0.000	^	(0.003)	—		1.000	0.25
2008	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.28
2007	1.000	0.034		—		(0.034)	—		1.000	3.50
2006	1.000	0.031		—		(0.031)	—		1.000	3.11

34

Administrative Class Prospectus

February 28, 2011

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$100	0.30	%?	N/A		0.37	%?	0.02	%?	(0.05	)%?	N/A
2009	100	0.37		0.30	%†	0.42		0.39		0.34		N/A
2008	100	0.27		0.27		0.36		4.29		4.20		N/A
2007	23,663	0.27		N/A		0.36		5.14		5.05		N/A
2006	100	0.24		N/A		0.37		4.63		4.50		N/A
Prime Portfolio
2010	$100	0.29	%?	N/A		0.36	%?	0.02	%?	(0.05	)%?	N/A
2009	100	0.36		0.30	%†	0.42	†	0.85		0.79		N/A
2008	1,727	0.27		0.27		0.36		3.70		3.61		N/A
2007	12,589	0.27		N/A		0.36		5.11		5.02		N/A
2006	100	0.27		N/A		0.36		4.60		4.51		N/A
Government Portfolio
2010	$20,567	0.19	%?	N/A		0.36	%?	0.03	%?	(0.14	)%?	N/A
2009	68,846	0.34		0.29	%†	0.40		0.24		0.18		N/A
2008	148,076	0.28		0.28		0.36		2.66		2.58		N/A
2007	84,339	0.27		N/A		0.37		4.98		4.88		N/A
2006	49,377	0.24		N/A		0.36		4.79		4.67		N/A
Government Securities Portfolio
2010	$100	0.15	%?	N/A		0.39	%?	0.01	%?	(0.23	)%?	N/A
2009	100	0.28	†	0.25	%†	0.42	†	0.04		(0.10)		N/A
3/19/08** through 10/31/08	100	0.28	*†	0.27	*	0.43	*†	1.88	*	1.73	*	N/A
Treasury Portfolio
2010	$19,315	0.17	%?	N/A		0.36	%?	0.02	%?	(0.17	)%?	N/A
2009	28,457	0.28	†	0.22	%†	0.43	†	0.03		(0.12)		N/A
2008	111,065	0.28		0.27		0.36		1.35		1.27		N/A
2007	100	0.21	†	N/A		0.50	†	4.84		4.55		N/A
2006	100	0.20		N/A		1.05	†	4.56		3.71		N/A
Treasury Securities Portfolio
2010	$100	0.15	%?	N/A		0.93	%?	(0.03	)%?	(0.81	)%?	N/A
2009	100	0.14	†	N/A		0.50	†	0.02		(0.34)		N/A
10/7/08** through 10/31/08	100	0.06	*†	N/A		0.72	*†	0.06	*	(0.60	)*	N/A
Tax-Exempt Portfolio
2010	$100	0.29	%?	N/A		0.37	%?	0.01	%?	(0.07	)%?	N/A
2009	100	0.33	+†	0.29	%+†	0.40	+	0.25	+	0.18	+	0.01%
2008	100	0.27	+	0.27	+	0.36	+	2.26	+	2.16	+	0.00	§
2007	100	0.26		N/A		0.39	†	3.44		3.31		N/A
2006	100	0.25		N/A		0.39	†	3.06		2.92		N/A

35

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ^  Amount is less than $0.0005 per share.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntary waivers to the plans' fees for each share class, or (6) a combination of the previous points.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Administrative Class were 3.18% and 3.06%, respectively.

  ##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Administrative Class were 5.20% and 5.08%, respectively.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/im.

LFADMPRO

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MVSXX

Prime Portfolio	MAVXX

Government Portfolio	MAYXX

Government Securities Portfolio	MVAXX

Treasury Portfolio	MAOXX

Treasury Securities Portfolio	MVYXX

Tax-Exempt Portfolio	MADXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisory Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	0.47%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.33%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

morganstanley.com/im

1

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.29%

Low Quarter	9/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 02/06/04
Money Market Portfolio	0.01%	2.51%	2.40%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.30%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities

morganstanley.com/im

3

being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.28%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 04/29/04
Prime Portfolio	0.01%	2.46%	2.42%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.20%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

5

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.26%

Low Quarter	6/30/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 10/01/04
Government Portfolio	0.01%	2.35%	2.43%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.09%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement**	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

7

Annual Total Returns—Calendar Years

High Quarter	9/30/09	0.00%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.41%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.06%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.17%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

9

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.27%

Low Quarter	3/31/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/09/04
Treasury Portfolio	0.01%	2.15%	2.22%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.63%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement**	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.16%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.01%

Low Quarter	3/31/09	0.00%

morganstanley.com/im

11

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/27/08
Treasury Securities Portfolio	0.01%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Advisory Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	N/A
Other Expenses	0.07%
Service and Shareholder Administration Fee*	0.25%
Total Annual Operating Expenses	0.47%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.45%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Advisory Class	$46	$144	$252	$567

*  Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

**  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Advisory Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.45%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Advisory Class were 0.29%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Advisory Class shares from year-to-year and by showing the average annual returns of the Portfolio's Advisory Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

13

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.86%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception
Tax-Exempt Portfolio	0.01%	1.66%	1.72	%*

*  Return based on 09/22/04 starting date.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Advisory Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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Advisory Class Prospectus

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Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

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Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

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Advisory Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Advisory Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Advisory Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the

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Advisory Class Prospectus

February 28, 2011

United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to

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accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase

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Advisory Class Prospectus

February 28, 2011

agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Advisory Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

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This Prospectus offers Advisory Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Advisory Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Advisory Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services. Morgan Stanley Services, the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Advisory Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

26

Advisory Class Prospectus

February 28, 2011

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Advisory Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

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To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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Advisory Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time

Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Advisory Class Shares for Advisory Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone."

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of

29

drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

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Advisory Class Prospectus

February 28, 2011

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the "Distributor"), the Fund's distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may

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provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

Service and Shareholder Administration Plan

The Fund has adopted a Service and Shareholder Administration Plan for each Portfolio's Advisory Class Shares (the "Plan") to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Advisory Class Shares which are owned beneficially by the customers of such service organization during such period.

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Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investment		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01	%^^
2009	1.000	0.003		(0.000	)^	(0.003)	—		1.000	0.31	^^
2008	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.20	#
2007	1.000	0.050		(0.000	)^	(0.050)	—		1.000	5.16	##
2006	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000	4.63
Prime Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01	%^^
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.23	^^
2008	1.000	0.031		(0.000	)^	(0.031)	—		1.000	3.11	#
2007	1.000	0.050		(0.000	)^	(0.050)	(0.000	)^	1.000	5.13	##
2006	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000	4.60
Government Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.14
2008	1.000	0.027		0.000	^	(0.027)	—		1.000	2.73
2007	1.000	0.049		0.000	^	(0.049)	—		1.000	5.03
2006	1.000	0.045		—		(0.045)	—		1.000	4.60
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.03
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)	—		1.000	1.11	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
2008	1.000	0.020		0.000	^	(0.020)	—		1.000	2.00
2007	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000	4.90
2006	1.000	0.045		—		(0.045)	—		1.000	4.56
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.02%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.19
2008	1.000	0.022		(0.000	)^	(0.022)	—		1.000	2.18
2007	1.000	0.033		—		(0.033)	—		1.000	3.40
2006	1.000	0.030		—		(0.030)	—		1.000	3.01

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Advisory Class Prospectus

February 28, 2011

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$248	0.33	%?	N/A		0.47	%?	(0.01	)%?	(0.15	)%?	N/A
2009	274	0.47		0.40	%†	0.54	†	0.44		0.37		N/A
2008	1,328	0.37		0.37		0.46		2.80		2.71		N/A
2007	17,235	0.37		N/A		0.46	†	5.03		4.94		N/A
2006	11,642	0.35	†	N/A		0.46	†	4.90		4.78		N/A
Prime Portfolio
2010	$29,069	0.30	%?	N/A		0.46	%?	0.01	%?	(0.15	)%?	N/A
2009	118,342	0.43	†	0.38	%†	0.51		0.32		0.24		N/A
2008	181,245	0.37		0.37		0.46		3.14		3.05		N/A
2007	640,171	0.37		N/A		0.46		5.00		4.91		N/A
2006	62,544	0.37		N/A		0.46		4.43		4.34		N/A
Government Portfolio
2010	$128,054	0.20	%?	N/A		0.46	%?	0.02	%?	(0.24	)%?	N/A
2009	177,538	0.41	†	0.37	%†	0.50		0.19		0.10		N/A
2008	415,974	0.38		0.38		0.46		2.72		2.64		N/A
2007	365,074	0.37		N/A		0.47		4.87		4.77		N/A
2006	126,760	0.34		N/A		0.47	†	4.53		4.40		N/A
Government Securities Portfolio
2010	$100	0.15	%?	N/A		0.49	%?	0.01	%?	(0.33	)%?	N/A
2009	100	0.29	†	0.26	%†	0.52	†	0.03		(0.20)		N/A
3/19/08** through 10/31/08	100	0.38	*†	0.37	*	0.53	*†	1.78	*	1.63	*	N/A
Treasury Portfolio
2010	$51,426	0.17	%?	N/A		0.46	%?	0.02	%?	(0.27	)%?	N/A
2009	98,091	0.29	†	0.22	%†	0.53	†	0.02		(0.22)		N/A
2008	176,505	0.36	†	0.36	†	0.46		2.01		1.91		N/A
2007	176,618	0.31	†	N/A		0.72	†	4.75		4.34		N/A
2006	77,083	0.30		N/A		0.98	†	4.54		3.86		N/A
Treasury Securities Portfolio
2010	$100	0.16	%?	N/A		1.02	%?	(0.04	)%?	(0.90	)%?	N/A
2009	100	0.14	†	N/A		0.60	†	0.02		(0.44)		N/A
10/27/08** through 10/31/08	100	0.11	*†	N/A		0.71	*†	0.05	*	(0.55	)*	N/A
Tax-Exempt Portfolio
2010	$6,213	0.29	%?	N/A		0.47	%?	0.01	%?	(0.17	)%?	N/A
2009	4,990	0.39	+†	0.35	%+†	0.50	+	0.18	+	0.07	+	0.01%
2008	4,756	0.37	+	0.37	+	0.46	+	2.21	+	2.11	+	0.00	§
2007	59,851	0.36		N/A		0.49	†	3.34		3.21		N/A
2006	32,141	0.35		N/A		0.48		2.76		2.63		N/A

35

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ^  Amount is less than $0.0005 per share.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans' (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans' fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntary waivers to the plans' fees for each share class, or (6) a combination of the previous points.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Advisory Class were 3.08% and 2.96%, respectively.

  ##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Advisory Class were 5.09% and 4.98%, respectively.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available
at www.morganstanley.com/im.

LFADVPRO

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MMNXX

Prime Portfolio	MPNXX

Government Portfolio	MPCXX

Government Securities Portfolio	MGPXX

Treasury Portfolio	MTCXX

Treasury Securities Portfolio	MPRXX

Tax-Exempt Portfolio	MXPXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Participant Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.07%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	0.72%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.34%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar- denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

morganstanley.com/im

1

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.23%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Money Market Portfolio	0.01%	2.35%	2.40%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

This example is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.30%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

morganstanley.com/im

3

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.22%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Prime Portfolio	0.01%	2.30%	2.37%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.20%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

5

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.20%

Low Quarter	6/30/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Government Portfolio	0.01%	2.20%	2.29%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.09%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement*	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.15%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

7

Annual Total Returns—Calendar Years

High Quarter	9/30/09	0.00%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 03/19/08
Government Securities Portfolio	0.01%	0.35%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.17%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

9

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.20%

Low Quarter	12/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Treasury Portfolio	0.01%	2.01%	2.12%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.63%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	1.28%
Fee Waiver and/or Expense Reimbursement*	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.17%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/09	0.00%

Low Quarter	3/31/10	0.00%

morganstanley.com/im

11

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/27/08
Treasury Securities Portfolio	0.01%	0.01%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Participant Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.07%
Shareholder Service Fee	0.25%
Total Annual Operating Expenses	0.72%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Participant Class	$72	$224	$390	$871

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Participant Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.70%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Participant Class were 0.29%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

13

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.80%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 11/01/04
Tax-Exempt Portfolio	0.01%	1.50%	1.57%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Participant Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $10,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

14

Participant Class Prospectus

February 28, 2011

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

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Participant Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Participant Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

19

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Participant Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the

22

Participant Class Prospectus

February 28, 2011

United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults

23

or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market

24

Participant Class Prospectus

February 28, 2011

daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are premissible investments under the law applicable to it.

Participant Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

This Prospectus offers Participant Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. These classes are subject to lower fees and expenses. For information

25

regarding other share classes, contact the Fund or your financial intermediary.

Participant Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Participant Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services, the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Participant Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn

26

Participant Class Prospectus

February 28, 2011

income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Participant Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships,

27

custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds by wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

28

Participant Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time

Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Participant Class Shares for Participant Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone."

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the

29

telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The

30

Participant Class Prospectus

February 28, 2011

statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28% and is scheduled to increase to 31% after 2012). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the "Distributor"), the Fund's distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may

31

provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio's Participant Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio's Participant Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such distribution and service fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

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33

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01	%^^
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.21	^^
2008	1.000	0.029		(0.000	)^	(0.029)	—		1.000	2.95	#
2007	1.000	0.048		(0.000	)^	(0.048)	—		1.000	4.90	##
2006	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000	4.40
Prime Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01	%^^
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.15	^^
2008	1.000	0.028		(0.000	)^	(0.028)	—		1.000	2.85	#
2007	1.000	0.048		(0.000	)^	(0.048)	(0.000	)^	1.000	4.87	##
2006	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000	4.37
Government Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.08
2008	1.000	0.024		0.000	^	(0.024)	—		1.000	2.47
2007	1.000	0.047		0.000	^	(0.047)	—		1.000	4.77
2006	1.000	0.043		—		(0.043)	—		1.000	4.38
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)	—		1.000	0.95	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.01
2008	1.000	0.018		0.000	^	(0.018)	—		1.000	1.77
2007	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000	4.64
2006	1.000	0.042		—		(0.042)	—		1.000	4.33
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%
2009	1.000	0.000	^	(0.000	)^	(0.000)^	—		1.000	0.02
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.09
2008	1.000	0.019		(0.000	)^	(0.019)	—		1.000	1.93
2007	1.000	0.031		—		(0.031)	—		1.000	3.14
2006	1.000	0.027		—		(0.027)	—		1.000	2.78

34

Participant Class Prospectus

February 28, 2011

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$5,422	0.34	%?	N/A		0.72	%?	(0.02	)%?	(0.40	)%?	N/A
2009	34,092	0.48	†	0.43	%†	0.76	†	0.18		(0.10)		N/A
2008	10,286	0.67	†	0.63	†	0.68	†	2.39		2.38		N/A
2007	100	0.62	†	N/A		0.71		4.78		4.68		N/A
2006	271	0.57	†	N/A		0.70	†	4.48		4.35		N/A
Prime Portfolio
2010	$4,078	0.30	%?	N/A		0.71	%?	0.01	%?	(0.40	)%?	N/A
2009	13,436	0.53	†	0.47	%†	0.76		0.17		(0.06)		N/A
2008	42,288	0.63	†	0.62		0.71		2.20		2.12		N/A
2007	3,607	0.62		N/A		0.70		4.70		4.62		N/A
2006	100	0.59	†	N/A		0.68	†	4.28		4.19		N/A
Government Portfolio
2010	$100	0.20	%?	N/A		0.71	%?	0.02	%?	(0.49	)%?	N/A
2009	100	0.44	†	0.40	%†	0.75		0.07		(0.24)		N/A
2008	100	0.63		0.63		0.71		2.44		2.36		N/A
2007	100	0.62		N/A		0.72		4.66		4.56		N/A
2006	100	0.55	†	N/A		0.67	†	4.24		4.12		N/A
Government Securities Portfolio
2010	$100	0.15	%?	N/A		0.74	%?	0.01	%?	(0.58	)%?	N/A
2009	100	0.30	†	0.27	%†	0.77	†	0.02		(0.45)		N/A
3/19/08** through 10/31/08	100	0.64	*†	0.62	*	0.79	*†	1.53	*	1.38	*	N/A
Treasury Portfolio
2010	$127	0.17	%?	N/A		0.71	%?	0.02	%?	(0.52	)%?	N/A
2009	128	0.29	†	0.22	%†	0.78	†	0.01		(0.48)		N/A
2008	160	0.60	†	0.60	†	0.71		1.93		1.82		N/A
2007	514	0.56	†	N/A		1.04	†	4.58		4.10		N/A
2006	330	0.53	†	N/A		1.20	†	4.41		3.75		N/A
Treasury Securities Portfolio
2010	$100	0.17	%?	N/A		1.28	%?	(0.05	)%?	(1.16	)%?	N/A
2009	100	0.14	†	N/A		0.85	†	0.02		(0.69)		N/A
10/27/08** through 10/31/08	100	0.10	*†	N/A		0.96	*†	0.05	*	(0.81	)*	N/A
Tax-Exempt Portfolio
2010	$17,929	0.29	%?	N/A		0.72	%?	0.01	%?	(0.42	)%?	N/A
2009	15,578	0.50	+†	0.45	%+†	0.75	+	0.11	+	(0.14	)+	0.01
2008	22,683	0.62	+	0.62	+	0.71	+	1.90	+	1.80	+	0.00	§
2007	19,443	0.62	†	N/A		0.72	†	3.13		3.03		N/A
2006	100	0.57	†	N/A		0.70	†	2.74		2.61		N/A

35

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ^  Amount is less than $0.0005 per share.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans' (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans' fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntary waivers to the plans' fees for each share class, or (6) a combination of the previous points.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Participant Class were 2.82% and 2.70%, respectively.

  ##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Participant Class were 4.83% and 4.72%, respectively.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number i s 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/im.

LFPCPRO

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Liquidity Funds

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Fund	Ticker Symbol
Money Market Portfolio	MSHXX

Prime Portfolio	MSPXX

Government Portfolio	MSGXX

Government Securities Portfolio	MCHXX

Treasury Portfolio	MREXX

Treasury Securities Portfolio	MHSXX

Tax-Exempt Portfolio	MTMXX

Prospectus

February 28, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Cash Management Class Prospectus

February 28, 2011

Portfolio Summary

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.07%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.30%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and

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1

economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	9/30/07	1.28%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/15/05
Money Market Portfolio	0.04%	2.50%	2.59%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

2

Portfolio Summary

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.34%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and

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economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the Portfolio's average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.04%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 08/14/08
Prime Portfolio	0.03%	0.28%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4

Portfolio Summary

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.18%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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5

Annual Total Returns—Calendar Years

High Quarter	3/31/09	0.01%

Low Quarter	6/30/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 08/14/08
Government Portfolio	0.01%	0.21%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Portfolio Summary

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.09%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.39%
Fee Waiver and/or Expense Reimbursement*	0.04%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.14%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

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7

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.00%

Low Quarter	3/31/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 07/21/08
Government Securities Portfolio	0.01%	0.19%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

8

Portfolio Summary

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.06%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.18%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

9

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.26%

Low Quarter	3/31/09	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/15/05
Treasury Portfolio	0.01%	2.13%	2.25%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

10

Portfolio Summary

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.63%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement*	0.58%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.17%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	12/31/09	0.01%

Low Quarter	3/31/09	0.00%

morganstanley.com/im

11

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Since Inception 10/07/08
Treasury Securities Portfolio	0.01%	0.02%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

12

Portfolio Summary

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Cash Management Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Class
Advisory Fee	0.15%
Distribution and/or Service (12b-1) Fee	0.10%
Other Expenses	0.07%
Shareholder Service Fee	0.05%
Total Annual Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.35%

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Cash Management Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Cash Management Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$36	$113	$197	$443

*  The Portfolio's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or administration fee, as applicable, and/or reimburse the Portfolio's Cash Management Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate. As a result of further fee waivers and/or expense reimbursements by the Portfolio's Adviser, Administrator and/or Distributor, for the fiscal year ended October 31, 2010, total annual operating expenses for the Portfolio's Cash Management Class were 0.30%.

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Cash Management Class shares from year-to-year and by showing the average annual returns of the Portfolio's Cash Management Class shares for the past year and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

morganstanley.com/im

13

Annual Total Returns—Calendar Years

High Quarter	6/30/07	0.85%

Low Quarter	3/31/10	0.00%

Average Annual Total Returns for Periods Ended December 31, 2010

	Past One Year	Past Five Years	Since Inception 08/15/05
Tax-Exempt Portfolio	0.01%	1.64%	1.71%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

Investment Adviser

Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

Cash Management Class Shares of the Portfolio are available to investors who at the time of initial purchase make a minimum investment of $1,000,000. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the "Purchasing Shares" section beginning on page 25 of this Prospectus.

Fund shares will be sold at the net asset value per share ("NAV") next determined after your redemption request is received in good order. NAV is determined on each business day.

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone or Internet, at no charge.

Fund shares may be purchased or sold directly through Morgan Stanley Institutional Liquidity Funds (the "Fund") or by contacting your financial intermediary. To purchase and sell Fund shares directly through the Fund, provide a completed Account Registration Form to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. You may obtain an Account Registration Form by calling Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, at 1-888-378-1630. You may sell Fund shares by mailing the required documentation to the address listed above or, if authorized, by calling the telephone number listed above. You may also purchase Fund shares by wiring Federal Funds to State Street Bank and Trust Company (the "Custodian"). You may purchase and redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account. For more information, please refer to the "Purchasing Shares" and "Redeeming Shares" sections beginning on pages 25 and 27, respectively, of this Prospectus. Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day and shares will automatically be purchased or sold to cover any credits or debits incurred that day.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

14

Cash Management Class Prospectus

February 28, 2011

Details of the Portfolios

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

15

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

16

Cash Management Class Prospectus

February 28, 2011

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

The U.S. government securities that the Portfolio may purchase include:

•  U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•  Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

•  Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

•  Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•  Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program or other similar programs. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

17

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

18

Cash Management Class Prospectus

February 28, 2011

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

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Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Cash Management Class Prospectus

February 28, 2011

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

The Adviser actively manages the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Principal Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Additional Information about the Portfolios' Investment Strategies and Related Risks

This section discusses additional information relating to the Portfolios' investment strategies, other types of investments that the Portfolios may make and related risk factors. The Portfolios' investment practices and limitations are also described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the

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February 28, 2011

Cash Management Class Prospectus

United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. Therefore, a Portfolio will not invest in any FDIC guaranteed debt with a maturity date later than June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults

23

or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Repurchase Agreements. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Portfolios of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The underlying securities which serve as collateral for the repurchase agreements entered into by the Portfolios may include U.S. government securities, corporate debt obligations, convertible securities, and common and preferred stock and may be of below investment grade quality. These securities are marked-to market daily in order to maintain full collateralization

24

Cash Management Class Prospectus

February 28, 2011

(typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Portfolios may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Portfolios' right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios follow procedures that are designed to minimize such risks.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an "affiliated money market fund"). An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Portfolio's fees and expenses, the Portfolio generally would bear its share of the investment company's fees and expenses other than advisory and administrative fees of affiliated money market funds.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment.

Portfolio Holdings

A description of the policies and procedures of the Fund with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable NAV and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Cash Management Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $1,000,000 or to clients of Morgan Stanley & Co. and its broker-dealer affiliates. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

This Prospectus offers Cash Management Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of

25

these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Cash Management Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Cash Management Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Cash Management Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Custodian receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Cash Management Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange ("NYSE") closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services (Morgan Stanley Services), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Cash Management Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575399
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth

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Cash Management Class Prospectus

February 28, 2011

above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Cash Management Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. State Street Bank and Trust Company must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares."

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

27

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios' securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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Cash Management Class Prospectus

February 28, 2011

General Shareholder Information

Valuation of Shares

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios' securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio's Cash Management Class Shares for Cash Management Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled "Redeeming Shares—By Telephone."

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client's investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the

29

telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio's intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or later date if extended by the U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), if such dividends are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

You will be sent a statement (IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The

30

Cash Management Class Prospectus

February 28, 2011

statement provides information on your dividends and any capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%) and is scheduled to increase to 31% after 2012. Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc., (the "Distributor") the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser monthly compensation calculated daily by applying an annual rate to each Portfolio's daily net assets. The table below shows the Adviser's actual rates of compensation for the Fund's 2010 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2010.

Adviser's Rates of Compensation

Portfolio	FY 2010 Actual Compensation Rate
Money Market Portfolio	0.09%
Prime Portfolio	0.10%
Government Portfolio	0.09%
Government Securities Portfolio	0.05%
Treasury Portfolio	0.09%
Treasury Securities Portfolio	0.00%
Tax-Exempt Portfolio	0.11%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may

31

provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio's Cash Management Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.10% of each Portfolio's average daily net assets of Cash Management Class Shares which are beneficially owned by the customers of such service organizations during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio's Cash Management Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of each Portfolio's average daily net assets of Cash Management Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such distribution and service fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

32

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33

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each Portfolio are based on the average net assets of the Portfolio for each of the periods listed in the tables. To the extent that a Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

Year Ended October 31,	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.03	%^^
2009	1.000	0.003		(0.000	)^	(0.003)	—		1.000	0.28	^^
2008	1.000	0.031		(0.000	)^	(0.031)	—		1.000	3.15	#
2007	1.000	0.050		(0.000	)^	(0.050)	—		1.000	5.11	##
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.70
Prime Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.03	%^^
2009	1.000	0.002		(0.000	)^	(0.002)	—		1.000	0.21	^^
8/14/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.43	#‡
Government Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.001		0.000	^	(0.001)	—		1.000	0.12
8/14/08** through 10/31/08	1.000	0.004		0.000	^	(0.004)	—		1.000	0.36	‡
Government Securities Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.43	‡
Treasury Portfolio
2010	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000	0.01%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
2008	1.000	0.019		0.000	^	(0.019)	—		1.000	1.96
2007	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.84
2006	1.000	0.045		—		(0.045)	—		1.000	4.63
Treasury Securities Portfolio
2010	$1.000	$(0.000	)^††	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.02%
2009	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.00	§‡
Tax-Exempt Portfolio
2010	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%
2009	1.000	0.002		0.000	^	(0.002)	—		1.000	0.16
2008	1.000	0.021		(0.000	)^	(0.021)	—		1.000	2.13
2007	1.000	0.033		—		(0.033)	—		1.000	3.35
2006	1.000	0.030		—		(0.030)	—		1.000	3.08

34

Cash Management Class Prospectus

February 28, 2011

The information has been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report to Shareholders and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

Year Ended October 31,	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Money Market Portfolio
2010	$128,496	0.30	%?	N/A		0.46	%?	0.02	%?	(0.14	)%?	N/A
2009	147,565	0.48	†	0.40	%†	0.58	†	0.32		0.22		N/A
2008	193,811	0.42		0.42		0.51		3.05		2.96		N/A
2007	239,356	0.42		N/A		0.51		4.98		4.88		N/A
2006	221,503	0.40	†	N/A		0.53	†	4.98		4.85		N/A
Prime Portfolio
2010	$1,912	0.34	%?	N/A		0.45	%?	(0.03	)%?	(0.14	)%?	N/A
2009	3,533	0.46	†	0.41	%†	0.56		0.28		0.18		N/A
8/14/08** through 10/31/08	7,277	0.48	*†	0.44	†	0.52	*†	1.88	*	1.84	*	N/A
Government Portfolio
2010	$1,644	0.18	%?	N/A		0.45	%?	0.04	%?	(0.23	)%?	N/A
2009	3,119	0.42	†	0.38	%†	0.55		0.13		0.00	§	N/A
8/14/08** through 10/31/08	4,104	0.48	*†	0.44	†	0.53	*†	1.32	*	1.27	*	N/A
Government Securities Portfolio
2010	$10,111	0.14	%?	N/A		0.48	%?	0.02	%?	(0.32	)%?	N/A
2009	20,227	0.31	†	0.28	%†	0.56		0.03		(0.22)		N/A
7/21/08** through 10/31/08	42,612	0.48	*†	0.42	*	0.52	*†	1.17	*	1.13	*	N/A
Treasury Portfolio
2010	$257,495	0.18	%?	N/A		0.45	%?	0.01	%?	(0.26	)%?	N/A
2009	264,840	0.29	†	0.23	%†	0.58	†	0.02		(0.27)		N/A
2008	414,148	0.40	†	0.39	†	0.51		1.23		1.12		N/A
2007	33,750	0.40	†	N/A		0.53	†	4.25		4.12		N/A
2006	100	0.23	†	N/A		1.08	†	4.53		3.68		N/A
Treasury Securities Portfolio
2010	$15,661	0.17	%?	N/A		1.02	%?	(0.05	)%?	(0.90	)%?	N/A
2009	27,852	0.14	†	N/A		0.61	†	0.01		(0.46)		N/A
10/7/08** through 10/31/08	43,693	0.06	*†	N/A		0.76	*†	0.05	*	(0.64	)*	N/A
Tax-Exempt Portfolio
2010	$785,955	0.30	%?	N/A		0.47	%?	0.00	%?§	(0.17	)%?	N/A
2009	944,717	0.44	+†	0.39	%+†	0.56	+†	0.19	+	0.07	+	0.01%
2008	1,337,200	0.42	+	0.42	+	0.51	+	1.95	+	1.85	+	0.00	§
2007	907,577	0.41		N/A		0.53		3.28		3.16		N/A
2006	188,740	0.40	†	N/A		0.51	†	3.17		3.06		N/A

35

Notes to Financial Highlights

  ††  Per share amount is based on average shares outstanding.

  *  Annualized.

  ‡  Not Annualized.

  ^  Amount is less than $0.0005 per share.

  ?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  †  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans' (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans' fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntary waivers to the plans' fees for each share class, or (6) a combination of the previous points.

  #  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market and Prime Portfolios' Cash Management Class were 3.03% and 0.43%, respectively.

  ##  The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market Portfolio. Without this reimbursement, the total returns for the Money Market Portfolio's Cash Management Class was 5.04%.

  +  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

  ^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

  §  Amount is less than 0.005%.

  **  Commencement of Operations.

36

Where to Find Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information, dated February 28, 2011, which contains additional, more detailed information about the Fund and the Portfolios. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") that contain additional information about each Portfolio's investments. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the Statement of Additional Information and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the Statement of Additional Information and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the "Commission") in any of the following ways. (1) In person: you may review and copy documents in the Commission Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1502; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/im.

LFCMCPRO

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2011

Share Class and Ticker Symbol
Portfolio Name	Institutional Class	Institutional Select Class	Investor Class	Administrative Class	Advisory Class	Participant Class	Cash Management Class
Money Market	MPUXX	MMRXX	MIOXX	MANXX	MVSXX	MMNXX	MSHXX
Prime	MPFXX	MPEXX	MPVXX	MPMXX	MAVXX	MPNXX	MSPXX
Government	MVRXX	MGSXX	MVVXX	MGOXX	MAYXX	MPCXX	MSGXX
Government Securities	MUIXX	MSVXX	MVIXX	MGAXX	MVAXX	MGPXX	MCHXX
Treasury	MISXX	MTSXX	MTNXX	MTTXX	MAOXX	MTCXX	MREXX
Treasury Securities	MSUXX	MSSXX	MNVXX	MAMXX	MVYXX	MPRXX	MHSXX
Tax-Exempt	MTXXX	MXSXX	MXIXX	MXAXX	MADXX	MXPXX	MTMXX

Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund currently consisting of the following seven portfolios: the Money Market Portfolio, the Prime Portfolio, the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio and the Tax-Exempt Portfolio (the "Portfolios"). Each Portfolio offers the following classes of shares: Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the "SAI") sets forth information about the Fund and information applicable to the Portfolios. This SAI is not a prospectus but should be read in conjunction with the Fund's prospectuses relating to the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class dated February 28, 2011, as may be supplemented from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below. The Fund's most recent Annual and Semiannual Reports to Shareholders are separate documents supplied with this SAI. The Fund's Annual Report to Shareholders includes the Fund's audited financial statements, including notes thereto, and the report of Ernst & Young, LLP, which are incorporated by reference into this SAI.

SHAREHOLDER SERVICES: 1-888-378-1630
PRICES AND INVESTMENT RESULTS: WWW.MORGANSTANLEY.COM/MSIM

INVESTMENTS AND INVESTMENT STRATEGIES

The following discussion of each Portfolio's investments and risks should be read in conjunction with the sections of the Fund's Prospectuses entitled "Additional Information from the Portfolios' Investment Strategy and Risk Information." The Portfolios investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act").

U.S. Treasury Obligations and U.S. Government Securities. U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury ("U.S. Treasury Obligations"). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

U.S. Government Securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises ("U.S. Government Securities"), which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association ("Ginnie Mae")) through provisions in its charter that it may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association ("Fannie Mae")) are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. Government Security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Asset-Backed Securities. A Portfolio may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. A Portfolio may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Investment Companies. A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

To the extent permitted by applicable law, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by Morgan Stanley Investment Management Inc. (the "Adviser") or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

Corporates. Corporate bonds ("Corporates") are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy Corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Industrial Development and Pollution Control Bonds. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

Lease Obligations. Included within the revenue bonds category in which certain Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.
Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Floating and Variable Rate Obligations. The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution. Certain of these obligations may be in the form of preferred shares of registered closed-end investment companies.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 5% in illiquid securities, including funding agreements.

Repurchase Agreements. The Portfolios may invest in repurchase agreements. These agreements typically involve the acquisition by the Portfolios of securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine whether the value of the collateral, as specified in the agreement, has decreased below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Portfolios will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include affecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of a Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios may invest in repurchase agreements backed by non-governmental collateral such as corporate debt obligations, convertible securities and common and preferred stock. Certain of these securities may be rated below investment grade. A Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 5% of its net assets. A Portfolio's investments in repurchase agreements may at times be substantial when, in the view of the Portfolio's Adviser, liquidity or other conditions warrant.

Reverse Repurchase Agreements. The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will also earmark cash or liquid assets or establish a segregated account with its Custodian bank in which it will maintain cash or liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio's total assets.

Private Placements. The Portfolios may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

Put Options. Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Portfolio.

The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund's Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the Financial Industry Regulatory Authority ("FINRA") or members of a national securities exchange. The Trustees have directed the Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Variable Rate Master Demand Notes. These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

When-Issued Securities. Certain fixed income securities are purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will also earmark cash or liquid securities or maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

Yankee and Eurobond Obligations. Certain Portfolios may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Adviser, on behalf of a Portfolio, will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

Zero Coupons. Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolios' distributions of net investment income.

Zero coupons bonds may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero coupon bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

Leveraging. Each Portfolio may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's portfolio securities.

INVESTMENT OBJECTIVES AND LIMITATIONS

Fundamental Objectives/Limitations. Each Portfolio's investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:

  (1)  invest in physical commodities or contracts on physical commodities;

  (2)  purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

  (3)  make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

  (4)  with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

  (5)  purchase any securities other than obligations of U.S. regulated banks or of the U.S. government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry;

  (6)  with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

  (7)  borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities; and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

  (8)  issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities; and

  (9)  underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities).

In addition, as a non-fundamental policy, each Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Adviser's fiduciary duties to Fund shareholders. The Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning the Fund's portfolio holdings, as well as its daily weighted average portfolio maturity and weighted average life, will be posted on its public website five business days after the end of each month. Also, effective December 7, 2010, the Fund will file more detailed portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The SEC will make Form N-MFP filings publicly available on its website two months after the filing and a link to the SEC filing will be posted on the Fund's website.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund also makes its complete portfolio holdings available on the password-protected part of its website every 15 days, at least 15 calendar days following the end of the period to which the information relates. In addition, prospective investors generally may obtain holdings information if they enter into an agreement or undertaking to keep the information confidential.

The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee (the "PHRC") or the Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Trustees, or designated committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories or parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, service providers and asset allocators.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers

RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)

State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)

Morgan Stanley Services Company Inc.(*)	Complete portfolio holdings	As needed	(2)

Fund Rating Agencies

Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end

Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end

Consultants and Analysts

Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end

Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

CTC Consulting, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively

Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end

Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Hewitt EnnisKnupp(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end

Mercer Investment Consulting(*)	Complete portfolio holdings	As needed	(2)

Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end

Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Name	Information Disclosed	Frequency(1)	Lag Time
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Royal Bank of Canada(*)	Complete portfolio holdings	As needed	(2)

Russell Investment Group/Russell/ Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	At least 15 days after month end and at least 30 days after quarter end, respectively

SEI Trust Company(*)	Complete portfolio holdings	As needed	(2)

Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days after quarter end

Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end

Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Portfolio Analytics Providers

FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

  (*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

  (**)  The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

  (1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

  (2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

  (3)  Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

  (4)  Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

  (5)  This information will also be provided upon request from time to time.

  (6)  Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis), and (iv) members of the Board of Trustees (on an as needed basis). Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any nonpublic holdings information confidential.

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Trustees (or designated committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

In no instance may the Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

  (a)  The PHRC, which will consist of executive officers of the Fund and the Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

  (b)  The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

  (c)  The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, Morgan Stanley Distribution, Inc. (the "Distributor") or any affiliated person of the Fund, the Adviser or the Distributor, on the other.

  (d)  Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

  (e)  The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) in accordance with the recordkeeping policy of Morgan Stanley Investment Management and its advisory affiliates ("MSIM"). The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

The name of the Portfolio requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal funds (monies credited to the Portfolio's custodian by a Federal Reserve Bank).

Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary's services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares but does pay compensation in connection with other share classes.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and the Distributor will provide written confirmation of transactions initiated by telephone.

REDEMPTION OF SHARES

The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to receive on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order in proper form. In other words, orders will be priced at the net asset value ("NAV") next computed after such orders are received in proper form by an authorized broker or the broker's authorized designee.

SHAREHOLDER SERVICES

Transfer of Shares

Shareholders may transfer shares of the Portfolios to another person by written request to Shareholder Services at Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES

For the purpose of calculating each Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of each Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 60 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objective, to stabilize the NAV per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

An "NRSRO" is a nationally recognized statistical rating organization. At the time a Portfolio acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) (i) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs; or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

In the unlikely event that the Fund's Board of Trustees are to determine pursuant to Rule 2a-7 that the extent of the deviation between a Portfolio's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause a Portfolio to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act.

MANAGEMENT OF THE FUND

Board of Trustees

General. The Board of Trustees of the Fund oversees the management of the Fund, but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Adviser to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

Trustees and Officers. The Board of the Fund consists of ten Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the "Institutional Funds") and certain of the funds advised by Morgan Stanley Investment Advisors Inc. (the "Retail Funds"). Nine Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other Trustee (the "Interested Trustee") is affiliated with the Adviser.

Board Structure and Oversight Function. The Board's leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings.

The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Fund's activities and associated risks. The Board of Trustees has established four standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, and (4) Investment Committee. The Audit Committee and the Governance Committee are comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee's responsibilities with respect to the oversight of the Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption "Independent Trustees and the Committees."

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of the Fund's affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Fund. In addition, appropriate personnel, including but not limited to the Fund's Chief Compliance Officer, members of the Fund's administration and accounting teams, representatives from the Fund's independent registered public accounting firm, the Fund's Treasurer, portfolio management personnel and independent valuation and brokerage calculation service providers, make regular reports regarding the Fund's activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class. The Board's committee structure allows separate committees to focus on different aspects of risk and the potential impact it has on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Fund officers also communicate with the Directors/Trustees regarding material exceptions and items relevant to the Board's oversight risk function. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect a Fund. Moreover, the Board recognizes that it may be necessary for the Fund to bear certain risks (such as investment risk) to achieve its investment objective.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Fund and engages in discussions with appropriate parties relating to the Fund's operations and related risks.

Management Information

Independent Trustees. The Fund seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Fund. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Information about the Fund's Governance Committee and Board of Trustees nomination process is provided below under the caption "Independent Trustees and the Committees."

The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2010) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley Investment Advisors Inc.).

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy after serving 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League.

Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

  *  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991- September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor funds); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

  *  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael F. Klein (52) |c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

  *  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JP Morgan Funds complex managed by JP Morgan Investment Management Inc.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2010) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee**
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (48) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer—Money Market and Liquidity Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (37) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Adviser and Morgan Stanley Investment Advisors Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of the Adviser and various entities affiliated with the Adviser.

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and the Institutional Funds (since March 2010).

*  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2010, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2010)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2010)
Independent:
Frank L. Bowman(1)	None	over $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	$50,001-$100,000*	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed	None	over $100,000
Fergus Reid(1)	over $100,000*	over $100,000
Interested:
James F. Higgins	None	$1-$10,000

*  Held in the Money Market Portfolio

1  Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of February 25, 2011, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, four Trustees, including three Independent Trustees, serve as members of the Compliance and Insurance Committee and all of the Trustees serve as members of the Investment Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person," as defined under the 1940 Act, of the Fund (with such disinterested Trustees being "Independent Trustees" or individually, "Independent Trustee"). Each Independent Trustee is also "independent" from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund's Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed-income and alternatives. The Sub-Committees and their members are as follows:

  (1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

  (2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

  (3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

During the Fund's fiscal year ended October 31, 2010, the Board of Trustees held the following meetings:

Board of Trustees	9
Committee/SubCommittee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5

Experience, Qualifications and Attributes

The Board has concluded, based on each Trustee's experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various other funds in the Fund Complex, where he serves as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee and as a Director of BP p.l.c. and Naval and Nuclear Technologies LLP. Mr. Bowman also serves as a Director for the Armed Services YMCA of the USA and the Naval Submarine League.. Mr. Bowman retired as an Admiral in the U.S. Navy after serving 38 years on active duty including eight years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy's Chief of Naval Personnel where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy. In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officer de l'Orde National du Mérite from the French Government, and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

With over 20 years of experience on the boards and in senior management of such companies as Kmart Corporation, Levitz Furniture Corporation, Hills Department Stores and Sears Merchandise Group of Sears, Roebuck & Co., where Mr. Bozic also served as Chief Financial Officer of the Merchandise Group, and with over 15 years of experience as a Director or Trustee of the certain other funds in the Fund Complex. He has experience with a variety of financial, management, regulatory and operational issues as well as experience with marketing and distribution. Mr. Bozic has served as the Chairperson of the Compliance and Insurance Committee since 2006.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Trustee or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Trustee of Victory Capital Management.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for nearly 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Funds Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for fourteen years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns also serves as a director of Electro Rent Corporation and The Ford Family Foundation. The Board has determined that Mr. Kearns is an "audit committee financial expert" as defined by the SEC.

Through his prior positions as Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President of Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director of Aetos Capital, LLC and as Director of certain investment funds managed or sponsored by Aetos Capital, LLC. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his almost 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee and Chairman of the Morgan Stanley Funds. Mr. Nugent also has experience as a General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his service as a director of iShares, Inc. and other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his position as Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

Mr. Reid has served on a number of mutual fund boards, including as a trustee and director of certain investment companies in the JPMorgan Funds complex and as a Director or Trustee of other funds in the Fund Complex. Therefore, Mr. Reid is experienced with financial, accounting, investment and regulatory matters, enabling him to provide management input and investment guidance to the Board.

Mr. Higgins has over 30 years of experience in the financial services industry. Mr. Higgins has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters due to his experience on the boards of other funds in the Fund Complex. Mr. Higgins also serves on the boards of other companies in the financial services industry, including AXA Financial, Inc. and The Equitable Life Assurance Society of the United States.

The Trustees' principal occupations during the past five years or more are shown in the above tables.

Advantages of Having Same Individuals as Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the funds' service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

Trustee and Officer Indemnification. The Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications. Shareholders may send communications to the Fund's Board of Trustees. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

Compensation

Effective January 1, 2011, each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $210,000 for serving the Retail Funds and the Institutional Funds. Prior to January 1, 2011, each Trustee (except for the Chairperson of the Boards) received an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $78,750 ($75,000 prior to January 1, 2011) and the Investment Committee Chairperson receives an additional annual retainer fee of $63,000 ($60,000 prior to January 1, 2011) Other Committee Chairpersons receive an additional annual retainer fee of $31,500 ($30,000 prior to January 1, 2011) and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,750 ($15,000 prior to January 1, 2011). The aggregate compensation paid to each Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $420,000 ($400,000 prior to January 1, 2011) for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund's Trustees from the Fund for the fiscal year ended October 31, 2010 and the aggregate compensation payable to each of the funds' Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2010.

  Compensation(1)

Name of Independent Trustee:	Aggregate Compensation From the Fund(2)	Total Compensation from Fund and Fund Complex Paid to Trustee(3)
Frank L. Bowman	$82,774	$215,000
Michael Bozic	87,325	230,000
Kathleen A. Dennis	82,774	215,000
Manuel H. Johnson	98,711	260,000
Joseph J. Kearns	104,399	290,000
Michael F. Klein	82,774	215,000
Michael E. Nugent	151,852	400,000
W. Allen Reed(2)	82,764	215,000
Fergus Reid	87,325	245,000
Name of Interested Trustee:
James F. Higgins	75,938	200,000

(1)  Includes all amounts paid for serving as director/trustee of the Funds, as well as serving as Chairperson of the Funds or a Committee or Sub-Committee of the Funds.

(2)  The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year. The following Trustee deferred compensation from the Fund during the fiscal year ended October 31, 2010: Mr. Kearns, $38,627; Mr. Reed, $82,764.

(3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2010 before deferral by the Trustee under the DC Plan. As of December 31, 2010, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plans was $438,616, $478,362 and $594,829, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds") had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2010, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Michael Bozic	$42,107	$43,940
Manuel H. Johnson	30,210	64,338
Michael E. Nugent	6,805	57,539

(1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

INVESTMENT ADVISER

The Adviser to the Fund, Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, is a wholly owned subsidiary of Morgan Stanley, a preeminent global financial securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2010, the Adviser, together with its affiliated asset management companies, had approximately $272.2 billion in assets under management or supervision.

Under the Investment Advisory Agreement (the "Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of the Portfolios, manages the investment and reinvestment of the assets of the Portfolios.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.35% of their average daily net assets, respectively. In determining the actual amount of fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as interest expense on borrowing. If these expenses were included, each Portfolio's total annual portfolio operating expenses after fee waivers and/or reimbursements would exceed the percentage limits stated above. These fee waivers and expense reimbursements are expected to continue until such time that the Funds Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

The following table shows for each Portfolio (i) the advisory fee paid; and (ii) the advisory fee waived and/or expense reimbursements for each of the past three fiscal years ended October 31, 2008, 2009 and 2010.

	Advisory Fees Paid						Advisory Fees Waived			Expense Reimbursements (Cash Sweep Rebate)
Portfolio	2008 (000)		2009 (000)		2010 (000)		2008 (000)	2009 (000)	2010 (000)	2008 (000)	2009 (000)	2010 (000)
Money Market Portfolio	$7,615		$4,457		$3,617		$10,366	$2,659	$2,247	—	—	—
Prime Portfolio	17,383		12,187		14,112		22,822	6,618	7,244	—	—	—
Government Portfolio	10,024		12,296		6,970		11,027	6,576	4,337	—	—	—
Government Securities Portfolio	58		571		377		220	546	653	—	—	—
Treasury Portfolio	6,197		6,407		4,377		6,515	4,325	3,285	—	—	—
Treasury Securities Portfolio	—	**	—	**	—	**	20	292	40	—	—	—
Tax-Exempt Portfolio	2,361		2,553		2,482		3,749	1,907	1,049	$164	$264	—

  **  Advisory fees waived during period.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio. If the holders of a Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by a Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon ninety (90) days' written notice to the Fund.

Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to MSIM.

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/msim. The Fund's proxy voting record is also available without charge on the SEC's web site at www.sec.gov.

PRINCIPAL UNDERWRITER

Morgan Stanley Distribution, Inc. serves as the Fund's distributor. The principal business address of the Distributor is 100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428. The Distributor is a wholly owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

The Distributor distributes the shares of the Fund pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares.

The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

SERVICE AND DISTRIBUTION OF SHARES

Administration Plans

Effective December 13, 2010, the Fund's Service Class has been renamed the Institutional Select Class. The Fund has entered into an Administration Plan with respect to its Institutional Select Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Institutional Select Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.05% of each Portfolio's average daily net assets of Institutional Select Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Institutional Select Class paid $51, $29,729, $12,551, $13, $42, $8 and $123, respectively, to compensate the Distributor pursuant to the Institutional Select Class Administration Plan. The administration fees paid by the Government, Government Securities, Treasury and Treasury Securities Portfolios pursuant to the Institutional Select Class Administration Plan reflect a waiver of $13,472, $38, $298 and $42, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund also has entered into an Administration Plan with respect to its Investor Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Investor Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.10% of each Portfolio's average daily net assets of Investor Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for making available the following services: (a) acting, or arranging for another party to act, as recordholder and nominee of all shares of such class beneficially owned by shareholders of the Fund; (b) providing sub-accounting with respect to shares of such class of a Portfolio beneficially owned by shareholders or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to shares of such class owned by each shareholder; (c) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; (d) providing periodic statements to each shareholder showing account balances and transactions during the relevant period; and (e) processing dividend payments.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Investor Class paid $2,381, $7,296, $51,535, $253, $761, $15 and $1,705, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. The administration fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Investor Class Administration Plan reflect a waiver of $9, $231, $63,039, $7,917, $5,633, $84 and $154, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund has entered into an Administration Plan with respect to its Administrative Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Administrative Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of the average daily net assets of Administrative Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Administrative Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Administrative Class Shares will be assessed for making available the following shareholder administration services: (f) receiving, tabulating and transmitting proxies; (g) responding to shareholder inquiries relating to such class of shares or these services; and (h) providing sweep services ("Sweep Services") which may include: (i) providing the necessary computer hardware and software which links the service organization to an account management system; (ii) providing software that aggregates a shareholder's orders and establishes an order to purchase or redeem shares of a Portfolio based on established target levels for the shareholder's demand deposit accounts; (iii) providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Administrative Class paid $139, $129, $12,857, $12, $6,794, $23 and $110, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. The administration fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Administrative Class Administration Plan reflect a waiver of $11, $21, $33,966, $137, $39,762, $127 and $40, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization's services to shareholders of the Fund with respect to the Portfolios; and/or (iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.

Service and Shareholder Administration Plan

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Advisory Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Advisory Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Advisory Class Shares will be assessed for providing some or all of the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available some or all of the following shareholder services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (j) acting as liaison between shareholders and the Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems; (k) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; and (l) displaying and making prospectuses available to existing shareholders on the Service Organization's premises.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $503, $90,586, $34,904, $9, $20,182, $30 and $6,410, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. The service and shareholder administration fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Advisory Class Service and Shareholder Administration Plan reflect a waiver of $246, $67,821, $143,459, $237, $204,639, $219 and $7,690, respectively. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Shareholder Service Plan

The Fund has entered into a Shareholder Service Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $9,467, $6,638, $23, $7, $17, $20 and $9,652, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan. The shareholder service fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Participant Class Shareholder Service Plan reflect a waiver of $17,102, $17,942,

$227, $243, $336, $230 and $31,856, respectively. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Share Class.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $39,841, $1,289, $161, $0, $12,512, $1,604 and $199,968, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan. The shareholder service fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Cash Management Shareholder Service Plan reflect a waiver of $26,308, $447, $988, $7,524, $104,032, $8,418 and $228,329, respectively. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Distribution Plan

The Fund has also entered into a Distribution Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective February 6, 2006, the distribution fee was 0.15%. Distribution related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Participant Class shares, including, but not limited to: distribution of sales literature and advertising materials; and compensation to broker/dealers who sell Participant Class shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer to shareholders in connection with the sale of Participant Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Participant Class paid $9,467, $6,638, $23, $7, $17, $20 and $9,652, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. The distribution fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Participant Class Distribution Plan reflect a waiver of $17,102, $17,942, $227, $243, $336, $230 and $31,856, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Finally, the Fund has entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.10% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to amendments approved by the Board effective June 14, 2010 and April 25, 2006, the 12b-1 distribution fee was 0.25% and 0.05%. Distribution related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker/dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell Shares. The Fund, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2010, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Cash Management Class paid $155,297, $4,887, $626, $0, $47,515, $6,176 and $793,392, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. The distribution fees paid by the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios pursuant to the Cash Management Class Distribution Plan reflect a waiver of $102,543, $1,695, $3,844, $28,960, $395,054, $32,401 and $905,913, respectively. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Continuance of each Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund.

Revenue Sharing

The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser and the Distributor ("Affiliated Entities") and to certain unaffiliated brokers, dealers, and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries") in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Affiliated Entities and other Intermediaries for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Affiliated Entity or other Intermediary, granting the Distributor access to the Affiliated Entity's or Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of the Affiliated Entity's or Intermediary's financial personnel, furnishing marketing support, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Affiliated Entity's or Intermediary's customers (which could include current or aged assets of the Portfolios), a Portfolio's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Affiliated Entities and Intermediaries.

With respect to the Affiliated Entities and other Intermediaries, these payments, which are paid in accordance with the applicable compensation structure, currently include an ongoing annual fee in an amount ranging from 0.03% to 0.10% of the total average monthly NAV of shares of the Portfolios held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries, and/or their financial advisers or other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which an Affiliated Entity or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.

FUND ADMINISTRATION

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

For the fiscal years ended October 31, 2008, 2009 and 2010, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid(1)
Portfolio	2008 (000)	2009 (000)	2010 (000)
Money Market Portfolio	$6,006	$2,378	$1,955
Prime Portfolio	13,424	6,288	7,119
Government Portfolio	7,032	6,309	3,769
Government Securities Portfolio	93	374	343
Treasury Portfolio	4,247	3,590	2,554
Treasury Securities Portfolio	7	98	13
Tax-Exempt Portfolio	2,099	1,580	1,177

(1)  The figures in this table do not include certain out-of-pocket expenses of the Administrator that were reimbursed by the Fund.

Sub-Administrator. Under an agreement between the Adviser and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the administrative fee the Administrator receives from the Fund. The Adviser supervises and monitors the administrative services provided by State Street. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund.

OTHER SERVICE PROVIDERS

Custodian. State Street, located at One Lincoln Street, Boston, Massachusetts, 02111-2101, serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

Transfer and Dividend Disbursing Agent. Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), P.O. Box 219804, Kansas City, Missouri 64121-9804, serves as the Fund's Transfer Agent and Dividend Disbursing Agent.

Independent Registered Public Accounting Firm. Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolios of the Fund.

Fund Counsel. Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, acts as the Fund's legal counsel.

BROKERAGE TRANSACTIONS

Portfolio Transactions

The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for each Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the

Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios or the Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

As a wholly owned subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the "Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers. Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the Fund's Adviser.

During the fiscal years ended October 31, 2008, 2009 and 2010, the Fund did not effect any principal transactions with Morgan Stanley & Co.

Commissions Paid

During the fiscal years ended October 31, 2008, 2009 and 2010, the Fund did not pay any brokerage commissions to an affiliated broker or dealer.

Directed Brokerage

During the fiscal year ended October 31, 2010, the Fund did not pay any brokerage commissions to brokers because of research services provided.

Regular Broker-dealers

The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended October 31, 2010, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

VALUE OF PORTFOLIO HOLDINGS

Portfolio	Regular Broker-Dealer	Approximate Value of Portfolio Holdings as of October 31, 2010
Money Market	Barclays Bank PLC	$105,000,000
	BNP Paribas	65,000,000
	Citigroup Global Markets	None
	Credit Suisse First Boston	None
	Deutsche Bank AG	120,000,000
	Goldman Sachs	None
	RBC Capital Markets	None
	RBS Securities Inc	145,000,000
	Societe Generale	136,000,000
Prime	Barclays Bank PLC	495,000,000
	BNP Paribas	260,000,000
	Citigroup Global Markets	None
	Credit Suisse First Boston	None
	Deutsche Bank AG	None
	Goldman Sachs	None
	RBC Capital Markets	None
	RBS Securities Inc	678,000,000
	Societe Generale	555,000,000
Government	Barclays Bank PLC	None
	BNP Paribas	None
	Citigroup Global Markets	None
	Deutsche Bank AG	None
	Goldman Sachs	None
	Greenwich Capital Markets Inc.	None
	HSBC Securities	None
	RBC Capital Markets	None
	RBS Securities Inc	None
	Societe Generale	None
Governement Securities	None	None
Treasury	Bank Of America	None
	Barclays Bank PLC	None
	Credit Suisse First Boston	None
	Deutsche Bank AG	None
	Greenwich Capital Markets Inc.	None
	HSBC Securities	None
	RBC Capital Markets	None
	RBS Securities Inc	None
	Societe Generale	None
Treasury Securities	Bank Of America	None
	Barclays Bank PLC	None
	Deutsche Bank AG	None
Tax-Exempt	Barclays Bank PLC	30,090,000
	RBC Capital Markets	71,500,000

GENERAL INFORMATION

Fund History

Morgan Stanley Institutional Liquidity Funds is an open-end, management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003 and amended as of July 25, 2005. Effective December 13, 2010, the Fund's Service Class has been renamed the Institutional Select Class.

Description of Shares and Voting Rights

The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see, "Service and Distribution of Shares").

The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the Prospectuses.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to the Fund's shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

Dividends and Distributions

The Fund's policy is to distribute substantially all of the Portfolios' net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically reinvested in additional shares of the Portfolios at NAV (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing that either the income option (income dividends in cash and capital gains distributions in additional shares at NAV) or the cash option (both income dividends and capital gain distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

The Portfolios and any other portfolios which the Fund may establish from time to time are treated as separate entities (and hence, as separate "regulated investment companies") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

Special Considerations for the Portfolios. The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholders activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

Shareholders of record are those shareholders who have submitted a purchase order prior to the following times for each Portfolio and who have submitted payment for their shares prior to the close of Fed wire that day: for the Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio—5.00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. Net realized short-term capital gains, if any, of the Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

TAX CONSIDERATIONS

The Portfolios and any other portfolios which the Fund may establish from time to time each is or will be treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolios expect to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98.2% of its capital gain net income for the one-year period ending October 31st of that year, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Portfolio's taxable year, the Portfolio must diversify its assets, including a requirement that (a) at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations, and (b) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in the same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers. Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income. If a Portfolio fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits.

Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

The Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2012) of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your social security number or taxpayer identification number is correct, and that you are not subject to backup withholding.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains at a rate of 30% (or a lower tax treaty rate, if applicable). Such shareholders may also be subject to United States estate tax with respect to their shares. With respect to taxable years of regulated investment companies beginning before January 1, 2012 (or a later date if extended by U.S. Congress), dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount and market discount), and that are designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Although income received on direct U.S. Government obligations is taxable at the federal level, when received by a shareholder such income may be exempt from state tax, depending on the state. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax-exempt in their particular states. Income of a Portfolio received on municipal obligations is normally exempt from federal income tax. The income from some municipal securities is subject to the federal alternative minimum tax and is included in the adjusted current earnings of a corporation under the federal corporate alternative minimum tax.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if held for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital will return to 20% in 2013. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount of cash received (or the fair market value of any property received) and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances, a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio. If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and receives securities that are considered substantially identical to that Portfolio's shares or reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct capital losses may be subject to other limitations under the Code.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 2011, the following persons or entities own, of record or beneficially, 5% or more of the shares of any Class of the following Portfolio's outstanding shares:

INSTITUTIONAL CLASS

Portfolio	Name and Address	% of Class
Government	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	26.53%

Government	Brown Brothers Harriman & Co 525 Washington Blvd Jersey City, NJ 07310	16.22%

Government	FDIC National Recievership Acct c/o Federal Deposit Ins. Corp 3501 Fairfax Drive, Room E5049 Arlington,VA 22226	9.38%

Government	Chicago Mercantile Exchange 20 S. Wacker Dr. Chicago, IL 60606	5.49%

Government Securities	J.F. Shea Construction, Inc 655 Brea Canyon Rd Walnut, CA 91789	13.51%

Government Securities	Shea Homes Inc 655 Brea Canyon Rd Walnut, CA 91789	5.70%

Government Securities	William J.B. Brady The William J.B. Brady Trust 360 West 11th Street New York, NY 10014	10.45%

Government Securities	Shea Homes Ltd Partnership 655 Brea Canyon Rd Walnut, CA 91789	10.32%

Government Securities	Morgan Stanley & Co Inc FBO 038CDA5Z2 201 Harborside Financial Ctr. Plaza III, Fl 2 Jersey City, NJ 07311	6.36%

Government Securities	Lee G Vance 136 E 79th St New York, NY 10075	8.81%

Government Securities	MSSB FBO Bentek Management Co. 5839 Lone Peak Dr. Evergreen, CO 80439	5.95%

Government Securities	Evert B. Person TTEE 1400 North Dutton, Suite 12 Santa Rosa, CA 95401	5.04%

Money Market	Hare & Co Stif Dept. 111 Sanders Creek PKWY East Syracuse, NY 13057	11.56%

Money Market	State Street Bank As Agent for The Morgan Stanley Retail Funds Two Avenue De Lafayetta LCC/35 Boston MA 02111	10.25%

Portfolio	Name and Address	% of Class
Money Market	State St Bank & Trust Co C/O Cash Sweep FBO Morgan Stanley Funds 1776 Herritage Dr North Quincy, MA 02171	28.29%

Prime	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	17.57%

Prime	Morgan Stanley Smith Barney LLC 1585 Broadway, 3rd Floor New York, NY 10036	8.84%

Tax-Exempt	Morgan Stanley Investment Management One Tower Bridge 100 Front Street West Conshohocken, PA 19428	100%

Treasury	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	16.12%

Treasury	Morgan Stanley & Co Inc. FBO 038456042 201 Harborside financial Ctr., Plaza III, Floor 2 Jersey City, NJ 07311	10.51%

Treasury	Morgan Stanley & Co Inc. FBO 038455945 201 Harborside financial Ctr., Plaza III, Floor 2 Jersey City, NJ 07311	5.66%

Treasury Securities	MSSB FBO Verna D. Hughes Administratrix c/o Rackemann Sawyer Brewster 160 Federal Street, 15th Floor Boston, MA 02110	99.31%

INSTITUTIONAL SELECT CLASS

Portfolio	Name and Address	% of Class
Government	Band & Co. c/o US Bank PO Box 1787 Milwaukee WI 53201	99.01%

Government Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Money Market	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Prime	Wells Fargo Securities LLC East 1525 West Wt Harris Blvd Charlotte, NC 28262	100.00%

Tax-Exempt	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Portfolio	Name and Address	% of Class
Treasury	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	99.60%

Treasury Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

INVESTOR CLASS

Portfolio	Name and Address	% of Class
Government	Band & Co C/O US Bank Corp Trust PO Box 1787 Milwaukee, WI 53201	78.49%

Government	PFS Holding Co 427 W 12th St Ste 100 Kansas City, MO 64105	19.69%

Government Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front Street West Conshohocken, PA 19428	100%

Money Market	Garney Holding Company 1333 N.W. Vivon Rd. Kanas City MO 64118	74.37%

Money Market	Garney Holding Compnay EE Stock Ownership Plan & Trust Kanas City MO 64118	23.54%

Prime	Performance Contracting Group 16400 College Blvd Lenexa, KS 66219	16.70%

Prime	PNC Capital Markets LLC Special Account 249 Fifth Ave PI-POPP-09-2 Pittsburgh, PA 15222	83.30%

Tax-Exempt	Wells Fargo Brokerage Services LLC 608 Second Ave South N9303-10A Minneapolis, MN 55402	88.34%

Tax-Exempt	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	7.64%

Treasury	Morgan Stanley Investment Management One Tower Bridge 100 Front Street West Conshohocken, PA 19428	91.33%

Treasury	Stephen R. Beckwith Charitable Trusat 724 5th Avenue, Floor 9 New York, NY 10019	5.85%

Treasury Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

ADMINISTRATIVE CLASS

Portfolio	Name and Address	% of Class
Government	The Bank of New York Trustee to Camden County Municipal Utility Authority Debt Service 385 Rifle Camp Rd, 3rd Floor West Patterson, NJ 07424	75.05%

Government	The Bank of New York as Trustee to the Camden County Municipal Utilities Debt Service Reserve Account 048871 385 Rifle Camp Rd 3rd Fl West Paterson, NJ 07424	12.35%

Government	Burlington County Bridge Commission Operating Investment Account 1300 Route 73 North PO Box #6 Palmrya NJ 08065	6.63%

Government Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Money Market	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Prime	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Tax-Exempt	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Treasury	The Bank of New York as Trustee to the Medical College of Georgia Construction Fund 900 Ashwood Pkwy Ste 425 Atlanta, GA 30338	100.00%

Treasury Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

ADVISORY CLASS

Portfolio	Name and Address	% of Class
Government	Hare & Co STIF Dept 111 Sanders Creek Pkwy	96.19%

	East Syracuse, NY 13057

Government Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Money Market	St. Joseph Electric Supply Company 1515 Buchanan Ave. Saint Joseph, MO 64501	70.53%

Portfolio	Name and Address	% of Class
Money Market	Joshua Jon Coppersmith 680 Valley View Ct Shoreview, MN 55126	27.93%

Prime	Midland Loan Services Inc 10851 Mastin St Ste 300 Overland Park, KS 66210	94.89%

Tax-Exempt	Midland Loan Services Inc As Agent for PNC Arcs LLC 10851 Mastin St Ste 300 Overland Park, KS 66210	94.66%

Treasury	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	97.25%

Treasury Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

PARTICIPANT CLASS

Portfolio	Name and Address	% of Class
Government	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Government Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

Money Market	Saturn & Co 1200 Crown Colony Dr Quincy, MA 02169	97.71%

Prime	Midland Loan Services Inc 10851 Mastin St Ste 300 Overland Park, KS 66210	99.84%

Tax-Exempt	Midland Loan Services Inc as Agent For Deutsche Bank Mortgage Services LLC Trustee Freddie Mac 10851 Mastin St Ste 300 Overland Park, KS 66210	82.29%

Tax-Exempt	Midland Loan Services Inc as Agent For Deutsche Bank Mortgage Services LLC Trustee Fannie Mae 10851 Mastin St Ste 300 Overland Park, KS 66210	17.14%

Treasury	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	78.30%

Treasury	Willard Presbyterian Church Leo Day Memorial Fund 800 S State Hwy AB Willard, MO 65781	21.70%

Treasury Securities	Morgan Stanley Investment Management One Tower Bridge 100 Front St West Conshohocken, PA 19428	100.00%

CASH MANAGEMENT CLASS

Portfolio	Name and Address	% of Class
Government	MSSB FBO H Rodney Sharpe III PO Box 3779 Greenville, DE 19807	92.54%

Government	Morgan Stanley Investment Management One Tower Bridge 100 Front Street West Conshohocken, PA 19428	7.45%

Government Securities	Bernard J Lacroute Trustee for Bernard J Lacroute Revocable Trust 19143 North East Laughlin Rd Yamhill, OR 97148	19.33%

Government Securities	Sea Ltd. 7349 Worthington Galena Road Columbus, OH 43085	26.09%

Government Securities	MSSB FBO Jack L. Elvestrom 37 Evergreen Road Dellwood, MN 55110	10.11%

Government Securities	MSSB FBO Cheyenne River Housing Authority PO Box 480 Eagle Butte, SD 57625	6.07%

Government Securities	Janket Ventures LP C/O Harris MYCFO PO Box 10197 Palo Alto, CA 94303	5.47%

Government Securities	Morgan Stanley & Co Inc FBO Cheyenne River Housing Authority PO Box 590 Eagle Butte, SD 57625	5.32%

Money Market	Neal Shear & Jacqueline Shear 23 East 83rd Street New York, NY 10028	13.19%

Money Market	James Harleen & Stephanie Dimarco Trustees, Dimarco and Harleen Trust 224 Mountain Ave. Piedmont, CA 94611	7.17%

Money Market	Gilchrist B. Berg C/O WS Management LP 4306 Pablo Oaks Court Jacksonville, FL 32224	5.66%

Prime	MSSB FBO Denver Health & Hospital Authority 777 Bannock Street Denver, CO 80204	50.63%

Prime	MSSB C/F C/O Daniel Travelle 4015 E Mission Ln Phoenix, AZ 85028	49.37%

Treasury	J. Mike Walker 8 E. Rivercrest Dr. Houston, TX 77042	12.60%

Treasury	Brady L Rackley III PO Box 966 Commerce, GA 30529	10.54%

Portfolio	Name and Address	% of Class
Treasury	J. Mike Walker and Donna Jeannettee Walker Tencom 8 E. Rivercrest Dr. Houston, TX 77042	5.53%

Treasury Securities	Brady L Rackley III PO Box 966 Commerce, GA 30529	24.62%

Treasury Securities	MSSB FBO Construction Systems Inc 7064 County Rd 6 Maple Plain, MN 55359	24.56%

Treasury Securities	Chase Custodian IRA r/o John D. Moss 27 Black Bear Way Ridgway, CO 81432	6.15%

Treasury Securities	Brady L Rackley Jr Kenzie Lane Trust PO Box 966 Commerce, GA 30529	7.39%

Treasury Securities	Nancy E. Simpson Nancy E. Simpson Declaration Trust 2237 Greenside Drive Springfield, IL 62704	7.32%

The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios. As of the date of this SAI, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund's officers and Trustees as a group was less than 1% of each Portfolio's shares of beneficial interest outstanding.

The percentage ownership of shares of beneficial interest of each Portfolio changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

PERFORMANCE INFORMATION

Calculation of Yield

The tables below describe the current yields of each class of the Portfolios for the 7-day period ended October 31, 2010 and the effective yields of the Portfolios for the 7-day period ended October 31, 2010.

	Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2010	Effective Yield 7-Day Period Ended October 31, 2010
Money Market Portfolio
Institutional Class	0.23%	0.23%
Institutional Select Class	0.18%	0.18%
Investor Class	0.13%	0.13%
Administrative Class	0.08%	0.08%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.08%	0.08%
Prime Portfolio
Institutional Class	0.20%	0.20%
Institutional Select Class	0.15%	0.15%
Investor Class	0.10%	0.10%
Administrative Class	0.05%	0.05%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.05%	0.05%

	Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2010	Effective Yield 7-Day Period Ended October 31, 2010
Government Portfolio
Institutional Class	0.08%	0.08%
Institutional Select Class	0.02%	0.02%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Government Securities Portfolio
Institutional Class	0.03%	0.03%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Treasury Portfolio
Institutional Class	0.05%	0.05%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Treasury Securities Portfolio
Institutional Class	0.01%	0.01%
Institutional Select Class	0.01%	0.01%
Investor Class	0.01%	0.01%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%
Tax-Exempt Portfolio
Institutional Class	0.12%	0.12%
Institutional Select Class	0.07%	0.07%
Investor Class	0.02%	0.02%
Administrative Class	0.01%	0.01%
Advisory Class	0.01%	0.01%
Participant Class	0.01%	0.01%
Cash Management Class	0.01%	0.01%

	Non-Subsidized Yields
	Current Yield 7-Day Period Ended October 31, 2010	Effective Yield 7-Day Period Ended October 31, 2010
Money Market Portfolio
Institutional Class	0.18%	0.18%
Institutional Select Class	0.13%	0.13%
Investor Class	0.08%	0.08%
Administrative Class	0.03%	0.03%
Advisory Class	-0.07%	-0.07%
Participant Class	-0.32%	-0.32%
Cash Management Class	0.03%	0.03%
Prime Portfolio
Institutional Class	0.14%	0.14%
Institutional Select Class	0.09%	0.09%
Investor Class	0.04%	0.04%
Administrative Class	-0.01%	-0.01%
Advisory Class	-0.11%	-0.11%
Participant Class	-0.36%	-0.36%
Cash Management Class	-0.01%	-0.01%
Government Portfolio
Institutional Class	0.05%	0.05%
Institutional Select Class	0.00%	0.00%
Investor Class	-0.05%	-0.05%
Administrative Class	-0.10%	-0.10%
Advisory Class	-0.20%	-0.20%
Participant Class	-0.45%	-0.45%
Cash Management Class	-0.10%	-0.10%
Government Securities Portfolio
Institutional Class	-0.03%	-0.03%
Institutional Select Class	-0.08%	-0.08%
Investor Class	-0.13%	-0.13%
Administrative Class	-0.18%	-0.18%
Advisory Class	-0.28%	-0.28%
Participant Class	-0.53%	-0.53%
Cash Management Class	-0.18%	-0.18%
Treasury Portfolio
Institutional Class	0.00%	0.00%
Institutional Select Class	-0.05%	-0.05%
Investor Class	-0.10%	-0.10%
Administrative Class	-0.15%	-0.15%
Advisory Class	-0.25%	-0.25%
Participant Class	-0.50%	-0.50%
Cash Management Class	-0.15%	-0.15%
Treasury Securities Portfolio
Institutional Class	-21.76%	-19.59%
Institutional Select Class	-21.81%	-19.63%
Investor Class	-21.86%	-19.67%
Administrative Class	-21.91%	-19.71%
Advisory Class	-22.01%	-19.79%
Participant Class	-22.26%	-19.99%
Cash Management Class	-21.91%	-19.71%
Tax-Exempt Portfolio
Institutional Class	0.00%	0.00%
Institutional Select Class	-0.05%	-0.05%
Investor Class	-0.10%	-0.10%
Administrative Class	-0.15%	-0.15%
Advisory Class	-0.25%	-0.25%
Participant Class	-0.50%	-0.50%
Cash Management Class	-0.15%	-0.15%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Taxable Equivalent Yields

Sample Level of Taxable Income		Federal Income Tax	Taxable Equivalent Rates Based on Tax-Exempt Yield of:
Joint Return	Single Return	Brackets	3%	4%	5%	6%	7%	8%	9%	10%	11%
$0-$16,750	$0-$8,375	10%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%	11.11%	12.22%
$16,750-$68,000	$8,375-$34,000	15%	3.53%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%	11.76%	12.94%
$68,000-$137,300	$34,000-$82,400	25%	4.00%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%	13.33%	14.67%
$137,300-$209,250	$82,400-$171,850	28%	4.17%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%	13.89%	15.28%
$209,250-$373,650	$171,850-$373,650	33%	4.48%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%	14.93%	16.42%
over $373,650	over $373,650	35%	4.62%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%	15.38%	16.92%

Note:  Net amount subject to 2010 Federal Income Tax after deductions and exemptions, not indexed for 2009 income tax rates.

The tables below describe the taxable equivalent yields and the taxable equivalent effective yields of each class of the Tax-Exempt Portfolio for the seven days ended October 31, 2010, assuming the same tax rate.

	Taxable Equivalent Yield	Taxable Equivalent Effective Yield
	7-Day Period Ended October 31, 2010	7-Day Period Ended October 31, 2010
Tax-Exempt Portfolio
Institutional Class	0.18%	0.18%
Institutional Select Class	0.11%	0.11%
Investor Class	0.03%	0.03%
Administrative Class	0.02%	0.02%
Advisory Class	0.02%	0.02%
Participant Class	0.02%	0.02%
Cash Management Class	0.02%	0.02%

FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended October 31, 2010, including notes thereto, and the report of Ernst & Young LLP thereon, are incorporated herein by reference. A copy of the Annual Report to Shareholders dated October 31, 2010 will accompany the delivery of this SAI.

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies ("MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services—ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies—Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy

Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.  We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

  i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

  ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation/remuneration, nominating/governance or audit committee.

d.  We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.  We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we also may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve on no more than two outside boards given level of time commitment required in their primary job.

k.  We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate "say-on-pay" advisory vote on pay.

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.  Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.  Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.  Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to "declassify" the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.  Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C. Statutory auditor boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate transactions and proxy fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in capital structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers' ("ABI") guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.  Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  In the U.S. context, shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I. Social, Political and Environmental Issues.

Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds.

Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying "split votes" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP and Private Investment Partners Inc. ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.  Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.  Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Revised September 30, 2010

Morgan Stanley Institutional Liquidity Funds

PART C: OTHER INFORMATION

Post-Effective Amendment No. 11

ITEM 28.	EXHIBITS

(a)(1)

Declaration of Trust of the Registrant, dated February 13, 2003, is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(a)(2)

Amendment, dated July 25, 2005, to the Declaration of Trust of the Registrant, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 7 to the Registration on Form N-1A, filed on February 28, 2008.

(a)(3)

Instrument Establishing and Designating Additional Class of Shares (with respect to the Cash Management Class), dated April 28, 2005, is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 28, 2008.

(a)(4)	Amendment, dated December 13, 2010, to the Declaration of Trust of the Registrant (redesignating the Service Class as the Institutional Select Class), is filed herein.

(b)

Amended and Restated By-Laws of the Registrant, dated October 23, 2003, is incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 31, 2003.

(c)	None.

(d) (1)

Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated October 23, 2003, is incorporated herein by reference to Exhibit (d)(1) to Post Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(e)

Distribution Agreement, dated April 29, 2005, between the Registrant and Morgan Stanley & Co. Incorporated, is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and State Street Bank and Trust is filed herein.

(h)

Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(i) (1)

Opinion of Clifford Chance US LLP, dated July 26, 2005, is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(i) (2)

Opinion of Dechert LLP, Massachusetts counsel, dated July 26, 2005, is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(i) (3)	Consent of Dechert LLP, filed herein.

(i) (4)	Not applicable.

(j)	Consent of Independent Registered Public Accounting Firm, filed herein.

(k)	Not applicable.

(l)

Investment Letter of Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (1)	Amended and Restated Administration Plan adopted by the Institutional Select Class, dated December 13, 2010, is filed herein.

(m) (2)

Administration Plan adopted by the Administrative Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (3)

Service and Shareholder Administration Plan adopted by the Advisory Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (4)

Administration Plan adopted by the Investor Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (5)

Shareholder Service Plan adopted by the Participant Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (6)

Shareholder Service Plan adopted by the Cash Management Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (7)

Amended and Restated Plan of Distribution, dated February 6, 2006, with respect to the Participant Class, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (8)	Amended and Restated Distribution Plan, dated June 14, 2010, with respect to the Cash Management Class, is filed herein.

(n)	Multiple Class Plan pursuant to Rule 18f-3, effective as of October 23, 2003, as amended as of December 13, 2010, is filed herein.

(o)	Not applicable.

(p) (1)

Code of Ethics of Morgan Stanley Investment Management, dated May 12, 2008, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 26, 2009.

(p) (2)

Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(q)

Powers of Attorney of Trustees, dated December 7, 2010, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Morgan Stanley International Value Equity Fund, filed on December 20, 2010.

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ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30.	INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust and paragraph 8 of the Registrant’s Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Manager, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his

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position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Morgan Stanley Investment Management Inc. (“Morgan Stanley Investment Management”). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management serve as directors, officers or employees:

Morgan Stanley Distributors Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management

Morgan Stanley Services Company Inc.

522 Fifth Avenue, New York, New York 10036

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2899

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Listed below are the officers and Directors of Morgan Stanley Investment Management:

NAME AND POSITION WITH MORGAN STANLEY INVESTMENT MANAGEMENT	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION

Gregory J. Fleming Managing Director and President	Managing Director and President of Morgan Stanley Investment Advisors Inc.; President of MSAM Holdings II, Inc.

Edmond Moriarty Managing Director and Director

Managing Director and Director of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc., Morgan Stanley Services Company Inc. and Morgan Stanley Distribution, Inc.; Director of MSAM Holdings II, Inc.

Christopher O’Dell Managing Director and Secretary

Managing Director and Secretary of Morgan Stanley Distributors Inc., Morgan Stanley Investment Advisors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Secretary of MSAM Holdings II, Inc. and other entities affiliated with the Adviser.

Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of the Retail Funds and Institutional Funds; Executive Director and Chief Compliance Officer of Morgan Stanley Investment Advisors Inc.

Paul Julius Managing Director, Chief Financial Officer and Treasurer

Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Chief Financial Officer and Treasurer of MSAM Holdings II, Inc.

Sara Furber Managing Director and Director

President and Principal Executive Officer of the Morgan Stanley Equity and Fixed Income Funds; Managing Director and Director of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company Inc.; Director of MSAM Holdings II, Inc.

James Janover Managing Director and Director	Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Director of MSAM Holdings II, Inc.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

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In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to several other registered investment companies.

ITEM 32.	PRINCIPAL UNDERWITERS

(a) Morgan Stanley Distribution, Inc. (“Morgan Stanley Distribution”) acts as the distributor for Morgan Stanley Institutional Fund Inc., Morgan Stanley Institutional Fund Trust and the Universal Funds, Inc., registered open-end management investment companies.

(b) The following information is given regarding directors and officers of Morgan Stanley Distribution. The principal address of Morgan Stanley Distribution and each director, officer and partner listed below is 100 Front Street, Suite 400, West Conshohoken, Pennsylvania 19428-2899.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH MORGAN STANLEY DISTRIBUTION, INC.	POSITIONS AND OFFICES WITH THE FUND
Lisa Jones	President and Director	None
Sara Furber	Director	None
Edmond Moriarty	Director	None
Paul Julius	Chief Financial Officer and Treasurer	None
Christopher O’Dell	Secretary	None
Keraya Jefferson	Chief Compliance Officer	None
Gina Gallagher	Chief Anti-Money Laundering Officer	None
Joseph D’Auria	Financial and Operations Principal	None

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ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

(records relating to its function as custodian and sub-administrator)

Morgan Stanley Services Company Inc.

Harborside Financial Center

201 Plaza Two

Jersey City, NJ 07311

(records relating to its functions as transfer and dividend disbursing agent)

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(records relating to its function as investment adviser)

ITEM 34.	MANAGEMENT SERVICES

Not applicable.

ITEM 35.	UNDERTAKINGS

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February 2011.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

By:	/s/ Kevin Klingert
Kevin Klingert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

(1) Principal Executive Officer	President and Principal Executive Officer	February 28, 2011

/s/ Kevin Klingert
Kevin Klingert

(2) Principal Financial Officer	Principal Financial Officer	February 28, 2011

/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

/s/ Stefanie V. Chang Yu		February 28, 2011
By: Stefanie V. Chang Yu
Attorney-In-Fact for the
Management Trustee

Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent (Chairman)
Manuel N. Johnson	W. Allen Reed
Fergus Reid
/s/ Carl Frischling		February 28, 2011
By: Carl Frischling
Attorney-In-Fact for the
Independent Trustees

EXHIBIT INDEX

(a)(4) Amendment to the Declaration of Trust, dated December 13, 2010.

(g) Custody Agreement between Registrant and State Street Bank and Trust.

(i)(3) Consent of Dechert LLP.

(j) Consent of Independent Registered Public Accounting Firm.

(m)(1) Amended and Restated Administration Plan adopted by the Institutional Select Class.

(m)(8) Amended and Restated Distribution Plan with respect to the Cash Management Class.

(n) Amended Multiple Class Plan pursuant to Rule 18f-3.